Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024	$873,180,000	$920,249,859
0.375%, 07/15/2024	1,182,875,000	1,179,640,570
2.250%, 11/15/2025	771,325,000	815,826,835
2.000%, 11/15/2026	1,208,775,000	1,268,269,395
2.250%, 11/15/2027	1,431,300,000	1,521,483,079
1.625%, 08/15/2029	85,800,000	87,388,640
0.625%, 08/15/2030	1,102,375,000	1,025,510,183
1.250%, 08/15/2031	190,000,000	185,175,710
1.375%, 11/15/2040	417,550,000	375,077,336
2.875%, 05/15/2043	1,267,995,000	1,455,172,859
2.500%, 02/15/2045	1,534,750,000	1,657,410,105
2.875%, 05/15/2049	373,250,000	436,644,180
Total U.S. Treasury Securities (Cost $11,026,008,079)		10,927,848,751	29.5%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,692,561
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,277,795
NBN Co. Ltd.:
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	13,625,000	13,823,039
2.500%, 01/08/2032 (Callable 10/08/2031) (1)(2)(8)	41,700,000	41,507,586
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	1,953,000	1,964,132
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	558,000	540,925
6.350%, 02/12/2048 (1)	8,500,000	7,182,203
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,625,787
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	7,500,000	7,974,525
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	15,000,000	15,175,800
Total Other Government Related Securities (Cost $99,585,968)		99,764,353	0.3%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (Callable 06/22/2024) (1)(2)	22,000,000	23,648,423
Abbott Laboratories,
4.900%, 11/30/2046 (Callable 05/30/2046)	4,700,000	6,363,705
AbbVie, Inc.:
3.250%, 10/01/2022 (Callable 07/01/2022)	17,863,000	18,255,171
3.850%, 06/15/2024 (Callable 03/15/2024)	12,067,000	12,977,830
3.800%, 03/15/2025 (Callable 12/15/2024)	16,425,000	17,835,130
2.950%, 11/21/2026 (Callable 09/21/2026)	9,625,000	10,309,780
4.550%, 03/15/2035 (Callable 09/15/2034)	12,000,000	14,380,927
4.500%, 05/14/2035 (Callable 11/14/2034)	17,395,000	20,793,289
4.300%, 05/14/2036 (Callable 11/14/2035)	6,000,000	7,035,743
4.050%, 11/21/2039 (Callable 05/21/2039)	12,700,000	14,594,950
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	19,250,000	20,206,642
3.630%, 03/01/2049 (Callable 09/01/2048)	9,000,000	9,800,101
Agilent Technologies, Inc.,
2.100%, 06/04/2030 (Callable 03/04/2030)	14,000,000	13,858,781
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040 (Callable 11/15/2039)	10,425,000	10,506,567
Alcon Finance Corp.:
2.750%, 09/23/2026 (Callable 07/23/2026) (1)(2)	14,770,000	15,592,637
3.800%, 09/23/2049 (Callable 03/23/2049) (1)(2)	7,000,000	7,776,827
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	21,494,000	23,253,600
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	7,000,000	7,416,825
3.550%, 10/01/2027 (Callable 07/01/2027)	11,975,000	12,887,280
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	13,350,000	13,475,633
4.400%, 05/01/2045 (Callable 11/01/2044)	12,300,000	14,712,997
Analog Devices, Inc.,
3.125%, 12/05/2023 (Callable 10/05/2023)	10,000,000	10,514,933
Anglo American Capital PLC:
4.875%, 05/14/2025 (1)(2)	3,376,000	3,773,186
4.750%, 04/10/2027 (1)(2)	10,000,000	11,380,987
4.000%, 09/11/2027 (1)(2)	2,570,000	2,832,461
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	35,000,000	34,765,866
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	4,075,000	4,797,405
4.375%, 04/15/2038 (Callable 10/15/2037) (1)	7,000,000	8,170,886
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	20,000,000	25,904,052
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	67,184,000	82,583,569
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)	8,900,000	9,683,554
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	8,000,000	9,278,805
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)	10,000,000	9,614,069
ArcelorMittal:
4.550%, 03/11/2026 (1)	13,000,000	14,502,246
4.250%, 07/16/2029 (1)	25,000,000	27,511,184
AT&T, Inc.:
2.550%, 12/01/2033 (Callable 09/01/2033)	22,965,000	22,593,381
5.250%, 03/01/2037 (Callable 09/01/2036)	10,000,000	12,406,056
4.900%, 08/15/2037 (Callable 02/14/2037)	10,000,000	12,135,756
6.375%, 03/01/2041	11,764,000	16,660,422
3.100%, 02/01/2043 (Callable 08/01/2042)	5,825,000	5,584,698
5.150%, 02/15/2050 (Callable 08/14/2049)	6,905,000	8,704,205
3.550%, 09/15/2055 (Callable 03/15/2055)	55,110,000	54,346,379
3.800%, 12/01/2057 (Callable 06/01/2057)	19,423,000	19,841,604
3.650%, 09/15/2059 (Callable 03/15/2059)	49,359,000	49,207,116
BAE Systems PLC,
1.900%, 02/15/2031 (Callable 11/15/2030) (1)(2)	18,500,000	17,740,704
Bayer US Finance II LLC:
5.500%, 08/15/2025 (1)(2)	14,400,000	16,223,404
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	14,440,000	15,962,667
Becle SAB de,
2.500%, 10/14/2031 (8)	17,375,000	17,197,080
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)	2,855,000	3,035,632
3.734%, 12/15/2024 (Callable 09/15/2024)	1,094,000	1,182,201
2.823%, 05/20/2030 (Callable 02/20/2030)	15,000,000	15,717,315
4.875%, 05/15/2044 (Callable 11/15/2043)	10,815,000	12,741,435
Bell Canada, Inc.:
4.464%, 04/01/2048 (Callable 10/01/2047) (1)	1,225,000	1,489,861
4.300%, 07/29/2049 (Callable 01/29/2049) (1)	4,123,000	4,906,654
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	15,930,000	17,259,476
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	27,631,000	30,573,185
5.950%, 06/01/2026 (Callable 03/01/2026)	28,506,000	33,363,801
4.450%, 07/15/2027 (Callable 04/15/2027)	13,777,000	15,527,950
4.800%, 05/03/2029 (Callable 02/03/2029)	16,918,000	19,369,572
3.400%, 02/15/2031 (Callable 11/15/2030)	5,825,000	6,121,191
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)	47,500,000	47,850,161
5.040%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,912,673
5.150%, 05/01/2030 (Callable 02/01/2030)	24,000,000	28,168,560
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030 (Callable 12/01/2029)	8,000,000	8,731,502
3.205%, 06/01/2050 (Callable 12/01/2049)	10,800,000	11,322,722
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	27,301,000	31,233,204
Bristol-Myers Squibb Co.,
3.250%, 02/20/2023 (Callable 01/20/2023)	5,941,000	6,166,593
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)	13,075,000	14,113,029
3.150%, 11/15/2025 (Callable 10/15/2025)	23,600,000	25,223,259
4.250%, 04/15/2026 (Callable 02/15/2026)	58,100,000	64,572,168
4.750%, 04/15/2029 (Callable 01/15/2029)	29,000,000	33,305,051
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	12,845,396
3.137%, 11/15/2035	12,000,000	11,963,736
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	21,000,000	20,749,789
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029 (Callable 09/01/2029)	11,300,000	11,821,497
Bunge Limited Finance Corp.:
3.000%, 09/25/2022 (Callable 08/25/2022)	15,000,000	15,349,360
1.630%, 08/17/2025 (Callable 07/17/2025)	10,000,000	10,104,088
3.250%, 08/15/2026 (Callable 05/15/2026)	11,550,000	12,436,420
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,000,000	3,614,254
Cameron LNG LLC,
3.302%, 01/15/2035 (Callable 09/15/2034) (2)	20,000,000	21,362,067
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	10,325,000	11,255,682
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,314,746
Carlisle Companies, Inc.:
3.500%, 12/01/2024 (Callable 10/01/2024)	5,000,000	5,351,947
2.750%, 03/01/2030 (Callable 12/01/2029)	16,000,000	16,504,464
Carrier Global Corp.:
2.242%, 02/15/2025 (Callable 01/15/2025)	8,125,000	8,417,464
2.493%, 02/15/2027 (Callable 12/15/2026)	25,975,000	27,158,800
2.722%, 02/15/2030 (Callable 11/15/2029)	6,861,000	7,098,121
2.700%, 02/15/2031 (Callable 11/15/2030)	18,500,000	19,048,256
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	20,000,000	20,952,564
Celanese US Holdings LLC,
3.500%, 05/08/2024 (Callable 04/08/2024)	10,640,000	11,339,191
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (Callable 08/02/2027) (1)	12,000,000	12,870,000
CF Industries, Inc.:
3.450%, 06/01/2023	13,976,000	14,587,450
5.150%, 03/15/2034	3,000,000	3,669,840
Charter Communications Operating LLC:
4.464%, 07/23/2022 (Callable 05/23/2022)	13,773,000	14,122,937
4.908%, 07/23/2025 (Callable 04/23/2025)	54,750,000	61,573,194
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	5,475,765
5.050%, 03/30/2029 (Callable 12/30/2028)	33,420,000	39,131,018
2.300%, 02/01/2032 (Callable 11/01/2031)	10,525,000	10,023,738
6.384%, 10/23/2035 (Callable 04/23/2035)	37,906,000	49,842,489
3.500%, 06/01/2041 (Callable 12/01/2040)	12,225,000	12,004,285
3.500%, 03/01/2042 (Callable 09/01/2041) (8)	11,050,000	10,811,563
4.400%, 12/01/2061 (Callable 06/01/2061)	24,375,000	25,349,025
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	4,000,000	4,524,084
5.875%, 03/31/2025 (Callable 10/02/2024)	5,646,000	6,377,894
5.125%, 06/30/2027 (Callable 01/01/2027)	30,119,000	34,820,782
3.700%, 11/15/2029 (Callable 05/18/2029)	13,723,000	14,892,196
2.742%, 12/31/2039 (Callable 07/04/2039) (2)	15,000,000	14,858,333
Cigna Corp.:
3.050%, 11/30/2022 (Callable 10/31/2022)	10,000,000	10,283,870
3.000%, 07/15/2023 (Callable 05/16/2023)	5,512,000	5,748,242
3.500%, 06/15/2024 (Callable 03/17/2024)	9,000,000	9,615,220
4.125%, 11/15/2025 (Callable 09/15/2025)	3,190,000	3,544,974
4.500%, 02/25/2026 (Callable 11/27/2025)	9,810,000	11,074,175
2.400%, 03/15/2030 (Callable 12/15/2029)	15,000,000	15,248,850
4.800%, 08/15/2038 (Callable 02/15/2038)	5,000,000	6,119,264
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	8,000,000	8,097,280
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	13,525,000	13,583,698
CNH Industrial Capital LLC:
1.950%, 07/02/2023 (1)	22,275,000	22,769,031
4.200%, 01/15/2024 (1)	2,450,000	2,629,435
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	20,000,000	20,269,429
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	23,656,000	26,378,753
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	6,199,000	6,880,704
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	10,776,000	14,702,380
Comcast Corp.:
3.300%, 04/01/2027 (Callable 02/01/2027)	9,125,000	9,991,811
3.200%, 07/15/2036 (Callable 01/15/2036)	6,000,000	6,390,387
3.969%, 11/01/2047 (Callable 05/01/2047)	8,622,000	9,844,723
2.987%, 11/01/2063 (Callable 05/01/2063) (2)	14,646,000	13,724,676
CommonSpirit Health,
3.347%, 10/01/2029 (Callable 04/01/2029)	17,635,000	18,959,736
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	8,014,863
7.000%, 10/01/2028	4,300,000	5,601,197
5.300%, 11/01/2038 (Callable 05/01/2038)	5,000,000	6,358,896
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	9,000,000	10,795,227
Costco Wholesale Corp.,
1.600%, 04/20/2030 (Callable 01/20/2030)	5,000,000	4,885,941
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	4,725,000	5,100,048
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	4,450,000	4,777,940
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	14,000,000	16,741,827
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	21,000,000	22,022,420
CSX Corp.,
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	11,605,507
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	3,000,000	3,303,909
3.250%, 08/15/2029 (Callable 05/15/2029)	8,000,000	8,598,720
4.780%, 03/25/2038 (Callable 09/25/2037)	40,059,000	49,118,028
2.700%, 08/21/2040 (Callable 02/21/2040)	5,000,000	4,771,203
5.125%, 07/20/2045 (Callable 01/20/2045)	29,155,000	37,572,872
5.050%, 03/25/2048 (Callable 09/25/2047)	37,300,000	48,012,643
Daimler Finance North America LLC:
3.400%, 02/22/2022 (1)(2)	6,550,000	6,628,929
2.550%, 08/15/2022 (1)(2)	30,000,000	30,584,671
1.750%, 03/10/2023 (1)(2)	20,000,000	20,362,992
Danone SA,
2.589%, 11/02/2023 (Callable 09/02/2023) (1)(2)	19,600,000	20,353,425
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)	15,043,000	16,134,078
6.020%, 06/15/2026 (Callable 03/15/2026)	80,596,000	95,871,174
6.100%, 07/15/2027 (Callable 05/15/2027)	5,580,000	6,898,163
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	27,000,000	28,769,123
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	8,661,000	12,912,595
Dignity Health,
5.267%, 11/01/2064	2,921,000	3,936,443
Dollar General Corp.,
3.500%, 04/03/2030 (Callable 01/03/2030)	7,000,000	7,699,720
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	10,000,000	11,244,156
5.319%, 11/15/2038 (Callable 05/15/2038)	29,000,000	37,371,456
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	20,000,000	19,974,100
2.375%, 09/15/2028 (Callable 07/15/2028)	65,000,000	64,234,297
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	8,700,000	8,645,486
Eastern Gas Transmission and Storage, Inc.:
4.800%, 11/01/2043 (Callable 05/01/2043) (2)	4,017,000	4,953,240
4.600%, 12/15/2044 (Callable 06/15/2044) (2)	3,674,000	4,386,021
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	4,000,000	4,127,327
EI du Pont de Nemours and Co.,
2.300%, 07/15/2030 (Callable 04/15/2030)	7,450,000	7,609,280
Elanco Animal Health, Inc.,
5.272%, 08/28/2023 (Callable 07/28/2023)	10,000,000	10,657,300
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	18,492,000	19,911,000
Enable Midstream Partners LP,
3.900%, 05/15/2024 (Callable 02/15/2024)	5,000,000	5,308,696
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	6,685,888
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	20,000,000	31,538,147
Energy Transfer LP:
3.900%, 07/15/2026 (Callable 04/15/2026)	10,000,000	10,917,381
4.000%, 10/01/2027 (Callable 07/01/2027)	2,000,000	2,206,524
7.500%, 07/01/2038	5,000,000	6,945,226
5.400%, 10/01/2047 (Callable 04/01/2047)	7,425,000	8,847,738
Energy Transfer Operating LP:
5.500%, 06/01/2027 (Callable 03/01/2027)	5,468,000	6,415,772
5.250%, 04/15/2029 (Callable 01/15/2029)	22,666,000	26,568,408
4.900%, 03/15/2035 (Callable 09/15/2034)	4,550,000	5,215,834
5.800%, 06/15/2038 (Callable 12/15/2037)	7,797,000	9,537,709
6.050%, 06/01/2041 (Callable 12/01/2040)	3,593,000	4,457,558
5.950%, 10/01/2043 (Callable 04/01/2043)	3,550,000	4,329,110
6.125%, 12/15/2045 (Callable 06/15/2045)	5,797,000	7,376,137
6.000%, 06/15/2048 (Callable 12/15/2047)	10,000,000	12,689,482
6.250%, 04/15/2049 (Callable 10/15/2048)	3,850,000	5,058,940
Energy Transfer Partners LP:
4.050%, 03/15/2025 (Callable 12/15/2024)	21,190,000	22,858,330
6.500%, 02/01/2042 (Callable 08/01/2041)	5,621,000	7,302,931
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	20,859,850
Enterprise Products Operating LLC:
3.700%, 02/15/2026 (Callable 11/15/2025)	8,350,000	9,165,201
5.750%, 03/01/2035	4,930,000	6,217,621
3.200%, 02/15/2052 (Callable 08/15/2051)	30,725,000	29,731,884
EQT Midstream Partners LP:
4.750%, 07/15/2023 (Callable 06/15/2023)	3,504,000	3,659,227
4.000%, 08/01/2024 (Callable 05/01/2024)	3,000,000	3,116,130
4.125%, 12/01/2026 (Callable 09/01/2026)	10,000,000	10,272,000
Equinix, Inc.:
3.200%, 11/18/2029 (Callable 08/18/2029)	2,000,000	2,121,870
2.150%, 07/15/2030 (Callable 04/15/2030)	7,675,000	7,526,772
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Callable 09/01/2026) (2)	20,225,000	21,898,038
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	33,700,000	35,951,497
FedEx Corp.,
4.950%, 10/17/2048 (Callable 04/17/2048)	15,000,000	19,000,583
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	34,125,000	39,259,024
3.250%, 06/02/2030 (Callable 03/02/2030) (2)	28,100,000	30,023,900
Fidelity National Information Services, Inc.:
3.100%, 03/01/2041 (Callable 09/01/2040)	7,100,000	7,191,233
4.500%, 08/15/2046 (Callable 02/15/2046)	17,040,000	20,676,978
Fiserv, Inc.:
3.500%, 10/01/2022 (Callable 07/01/2022)	5,410,000	5,535,673
3.200%, 07/01/2026 (Callable 05/01/2026)	11,650,000	12,577,890
4.200%, 10/01/2028 (Callable 07/01/2028)	5,000,000	5,691,355
2.650%, 06/01/2030 (Callable 03/01/2030)	28,900,000	29,571,830
4.400%, 07/01/2049 (Callable 01/01/2049)	3,500,000	4,190,705
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	10,000,000	10,143,917
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	15,000,000	16,323,119
4.875%, 06/15/2029 (Callable 03/15/2029)	14,600,000	16,797,323
4.875%, 05/12/2030 (Callable 02/12/2030)	3,334,000	3,867,291
FLIR Systems, Inc.,
2.500%, 08/01/2030 (Callable 05/01/2030)	7,000,000	7,053,970
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	18,500,000	18,711,134
Flowserve Corp.,
2.800%, 01/15/2032 (Callable 10/15/2031)	9,625,000	9,524,882
FMC Corp.:
4.100%, 02/01/2024 (Callable 11/01/2023)	46,920,000	49,936,826
3.200%, 10/01/2026 (Callable 08/01/2026)	5,000,000	5,348,079
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,142,000
4.375%, 05/10/2043 (1)	1,874,000	2,193,161
3.500%, 01/16/2050 (Callable 07/16/2049) (1)	42,509,000	44,474,191
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022 (Callable 02/28/2022)	5,000,000	5,028,150
2.979%, 08/03/2022 (Callable 07/03/2022)	34,690,000	35,068,468
3.087%, 01/09/2023	5,900,000	5,986,730
4.140%, 02/15/2023 (Callable 01/15/2023)	10,000,000	10,252,000
5.584%, 03/18/2024 (Callable 02/18/2024)	9,350,000	10,049,754
3.664%, 09/08/2024	5,565,000	5,745,862
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	15,000,000	16,167,434
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	14,530,000	16,023,610
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	4,200,000	4,220,593
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	24,200,000	26,141,500
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	25,000,000	24,257,744
General Electric Co.:
3.450%, 05/01/2027 (Callable 03/01/2027)	4,000,000	4,387,011
3.625%, 05/01/2030 (Callable 02/01/2030)	10,000,000	11,111,976
6.875%, 01/10/2039	651,000	970,200
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	21,479,000	25,166,753
General Motors Financial Co., Inc.:
3.450%, 01/14/2022 (Callable 12/14/2021)	5,000,000	5,029,998
3.150%, 06/30/2022 (Callable 05/30/2022)	6,000,000	6,107,876
1.700%, 08/18/2023	25,000,000	25,472,347
5.100%, 01/17/2024 (Callable 12/17/2023)	33,000,000	36,025,487
2.900%, 02/26/2025 (Callable 01/26/2025)	13,000,000	13,639,181
1.250%, 01/08/2026 (Callable 12/08/2025)	19,000,000	18,759,029
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	49,575,000	52,887,981
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	25,000,000	25,049,472
Gilead Sciences, Inc.,
4.600%, 09/01/2035 (Callable 03/01/2035)	4,600,000	5,577,785
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	6,423,550
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)	3,691,000	3,900,649
4.625%, 04/29/2024 (1)(2)	35,620,000	38,813,733
4.000%, 04/16/2025 (1)(2)	4,450,000	4,815,434
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	25,550,000	28,098,218
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)	2,000,000	2,180,200
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	11,000,000	12,635,324
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	35,637,000	34,887,850
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	6,000,000	6,273,382
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	6,000,000	5,700,962
Global Payments, Inc.:
4.000%, 06/01/2023 (Callable 05/01/2023)	19,700,000	20,770,214
4.800%, 04/01/2026 (Callable 01/01/2026)	13,830,000	15,666,289
2.900%, 05/15/2030 (Callable 02/15/2030)	14,467,000	14,926,736
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	4,367,000	4,412,242
3.875%, 06/27/2024 (1)(2)	18,220,000	19,575,197
4.875%, 06/27/2044 (1)(2)	8,250,000	9,816,840
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,000,000	29,578,250
4.000%, 09/06/2049 (1)(2)	7,300,000	7,905,410
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022 (Callable 03/17/2022)	3,633,000	3,689,023
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	5,000,000	5,541,500
Halliburton Co.,
3.800%, 11/15/2025 (Callable 08/15/2025)	551,000	603,439
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	34,784,221
4.500%, 02/15/2027 (Callable 08/15/2026)	15,000,000	16,885,595
3.500%, 07/15/2051 (Callable 01/15/2051)	20,000,000	19,825,662
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022 (Callable 08/15/2022)	15,150,000	15,663,276
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	15,000,000	15,479,561
3.000%, 06/17/2027 (Callable 04/17/2027)	35,000,000	37,375,334
Hubbell, Inc.,
3.150%, 08/15/2027 (Callable 05/15/2027)	11,700,000	12,473,012
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028 (Callable 06/16/2028) (2)	35,513,000	35,033,170
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)	20,000,000	22,425,329
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,474,345
Hyundai Capital America:
3.950%, 02/01/2022 (1)(2)	17,222,000	17,415,969
3.100%, 04/05/2022 (1)(2)	21,255,000	21,530,498
3.000%, 06/20/2022 (1)(2)	6,222,000	6,329,313
0.800%, 04/03/2023 (1)(2)	33,750,000	33,762,370
1.250%, 09/18/2023 (1)(2)	14,000,000	14,121,052
3.400%, 06/20/2024 (1)(2)	19,025,000	20,154,094
5.875%, 04/07/2025 (Callable 03/07/2025) (1)(2)	3,000,000	3,428,492
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	9,839,548
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	22,550,000	22,349,395
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	17,375,000	17,598,561
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (Callable 09/21/2048)	10,000,000	12,340,714
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	26,775,000	27,983,418
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	13,367,437
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	5,000,000	5,007,347
JAB Holdings BV,
2.200%, 11/23/2030 (Callable 08/23/2030) (1)(2)	18,925,000	18,572,142
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,399,650
2.375%, 03/15/2030 (Callable 12/15/2029)	9,125,000	9,273,692
Johnson Controls International PLC:
6.000%, 01/15/2036	892,000	1,238,168
4.500%, 02/15/2047 (Callable 08/15/2046)	4,400,000	5,418,305
4.950%, 07/02/2064 (Callable 01/02/2064) (7)	1,713,000	2,263,224
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047)	10,075,000	12,489,243
3.500%, 05/01/2050 (Callable 11/01/2049)	12,000,000	12,616,794
Kellogg Co.,
2.100%, 06/01/2030 (Callable 03/01/2030)	20,000,000	19,810,615
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)	36,562,000	42,181,672
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024 (Callable 02/01/2024)	10,000,000	10,783,238
7.300%, 08/15/2033	8,103,000	11,404,682
5.800%, 03/15/2035	2,150,000	2,761,993
6.950%, 01/15/2038	14,008,000	19,852,850
6.500%, 09/01/2039	5,359,000	7,413,671
7.500%, 11/15/2040	7,917,000	11,695,846
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	5,017,000	5,461,309
8.050%, 10/15/2030	3,670,000	5,074,829
7.800%, 08/01/2031	16,745,000	23,883,575
7.750%, 01/15/2032	36,569,000	52,465,226
Kraft Heinz Foods Co.:
3.000%, 06/01/2026 (Callable 03/01/2026)	9,249,000	9,742,356
5.000%, 07/15/2035 (Callable 01/15/2035)	14,740,000	18,126,740
L3Harris Technologies, Inc.,
3.832%, 04/27/2025 (Callable 01/27/2025)	5,000,000	5,436,024
Lafarge SA,
7.125%, 07/15/2036 (1)	13,596,000	19,962,490
Leidos, Inc.:
3.625%, 05/15/2025 (Callable 04/15/2025)	12,925,000	13,935,476
4.375%, 05/15/2030 (Callable 02/15/2030)	40,178,000	45,385,471
2.300%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,987,384
Lennar Corp.,
4.125%, 01/15/2022 (Callable 10/15/2021)	496,000	496,000
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)	5,930,000	6,196,955
Lockheed Martin Corp.,
3.100%, 01/15/2023 (Callable 11/15/2022)	5,000,000	5,156,800
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	16,875,000	16,976,803
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,927,984
Magellan Midstream Partners LP:
3.200%, 03/15/2025 (Callable 12/15/2024)	5,000,000	5,244,665
3.950%, 03/01/2050 (Callable 09/01/2049)	5,100,000	5,416,251
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	1,600,000	1,716,885
4.750%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,754,399
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable 08/15/2029)	23,125,000	23,194,872
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	6,200,000	6,311,758
6.250%, 05/01/2037	893,000	1,170,672
McDonald's Corp.:
3.300%, 07/01/2025 (Callable 06/01/2025)	3,000,000	3,230,431
3.500%, 07/01/2027 (Callable 05/01/2027)	6,000,000	6,628,762
Microchip Technology, Inc.:
4.333%, 06/01/2023 (Callable 05/01/2023)	16,455,000	17,391,547
0.972%, 02/15/2024 (2)	10,000,000	10,006,296
Microsoft Corp.:
3.950%, 08/08/2056 (Callable 02/08/2056)	9,903,000	12,260,696
2.675%, 06/01/2060 (Callable 12/01/2059)	2,097,000	2,032,960
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	11,300,000	12,146,555
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	9,365,000	9,838,140
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	9,889,000	10,564,165
Mosaic Co.:
4.250%, 11/15/2023 (Callable 08/15/2023)	36,878,000	39,323,623
5.450%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,506,972
4.875%, 11/15/2041 (Callable 05/15/2041)	5,000,000	5,931,292
MPLX LP:
4.500%, 07/15/2023 (Callable 04/15/2023)	18,255,000	19,325,713
4.000%, 02/15/2025 (Callable 11/15/2024)	6,000,000	6,512,795
4.875%, 06/01/2025 (Callable 03/01/2025)	18,665,000	20,858,588
1.750%, 03/01/2026 (Callable 02/01/2026)	17,125,000	17,230,452
4.125%, 03/01/2027 (Callable 12/01/2026)	11,700,000	13,063,832
2.650%, 08/15/2030 (Callable 05/15/2030)	22,125,000	22,200,945
4.500%, 04/15/2038 (Callable 10/15/2037)	8,725,000	9,740,043
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	32,400,000	35,691,795
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	5,165,019
4.550%, 04/15/2028 (Callable 01/15/2028)	16,705,000	19,066,848
5.200%, 04/15/2048 (Callable 10/15/2047)	9,000,000	11,080,012
Newell Brands, Inc.,
3.850%, 04/01/2023 (Callable 02/01/2023)	15,000,000	15,619,650
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	15,000,000	14,951,517
Nutrien Ltd.:
3.375%, 03/15/2025 (Callable 12/15/2024) (1)	5,125,000	5,489,696
4.200%, 04/01/2029 (Callable 01/01/2029) (1)	7,000,000	7,971,810
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)	26,190,000	28,726,534
Occidental Petroleum Corp.:
3.200%, 08/15/2026 (Callable 06/15/2026)	11,000,000	11,230,340
7.500%, 05/01/2031	7,170,000	9,322,792
7.875%, 09/15/2031	6,320,000	8,426,273
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	19,620,000	19,219,734
ONEOK, Inc.:
7.500%, 09/01/2023 (Callable 06/01/2023)	5,000,000	5,564,116
2.750%, 09/01/2024 (Callable 08/01/2024)	1,200,000	1,257,779
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	26,225,000	27,782,240
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	8,148,255
4.500%, 07/08/2044 (Callable 01/08/2044)	3,000,000	3,447,733
3.950%, 03/25/2051 (Callable 09/25/2050)	3,300,000	3,480,243
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	45,207,118
Otis Worldwide Corp.,
3.362%, 02/15/2050 (Callable 08/15/2049)	3,025,000	3,164,455
Pactiv LLC,
7.950%, 12/15/2025	286,000	322,110
PeaceHealth Obligated Group,
3.218%, 11/15/2050 (Callable 05/15/2050)	7,200,000	7,448,991
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	5,275,000	5,537,654
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	31,150,000	34,043,448
PepsiCo, Inc.,
2.750%, 03/19/2030 (Callable 12/19/2029)	10,675,000	11,382,559
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	24,200,000	26,090,988
3.625%, 03/15/2051 (Callable 09/15/2050)	12,000,000	12,899,325
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	20,527,000	21,138,479
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026 (Callable 12/15/2025)	4,875,000	5,251,677
3.150%, 06/15/2030 (Callable 03/15/2030)	10,000,000	10,343,894
Phillips 66:
2.150%, 12/15/2030 (Callable 09/15/2030)	12,000,000	11,707,224
5.875%, 05/01/2042	6,000,000	8,243,188
4.875%, 11/15/2044 (Callable 05/15/2044)	21,130,000	26,657,225
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)	3,000,000	3,209,041
3.550%, 10/01/2026 (Callable 07/01/2026)	7,000,000	7,542,206
3.150%, 12/15/2029 (Callable 09/15/2029)	12,000,000	12,541,962
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	10,520,677
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	29,767,000	31,180,469
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	8,275,000	8,559,873
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (Callable 12/15/2026)	9,578,000	10,520,701
7.500%, 09/15/2029	8,000,000	11,058,584
2.250%, 07/01/2030 (Callable 04/01/2030)	12,375,000	12,495,843
4.350%, 04/15/2047 (Callable 10/15/2046)	9,175,000	11,021,796
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	6,062,589
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022 (Callable 12/01/2021)	8,955,000	9,030,937
Reliance Steel & Aluminum Co.,
2.150%, 08/15/2030 (Callable 05/15/2030)	10,000,000	9,776,692
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	608,192
Rogers Communications, Inc.,
5.450%, 10/01/2043 (Callable 04/01/2043) (1)	16,560,000	21,492,727
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)	17,500,000	19,861,553
5.875%, 06/30/2026 (Callable 12/31/2025)	60,000,000	70,613,843
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	3,124,100
Seagate HDD Cayman,
4.750%, 06/01/2023	7,500,000	7,950,000
Shell International Finance BV:
2.375%, 04/06/2025 (Callable 03/06/2025) (1)	8,875,000	9,280,587
3.250%, 05/11/2025 (1)	5,725,000	6,184,183
2.750%, 04/06/2030 (Callable 01/06/2030) (1)	8,750,000	9,290,263
4.125%, 05/11/2035 (1)	10,000,000	11,795,807
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	4,000,000	4,848,737
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	26,223,000	27,337,418
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	21,852,000	21,569,672
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,702,150
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	14,575,000	14,217,958
Smithfield Foods, Inc.:
3.350%, 02/01/2022 (Callable 01/01/2022) (1)(2)	30,802,000	30,977,112
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	20,000,000	19,443,200
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,412,500
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	7,000,000	7,042,191
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	61,307,000	68,024,734
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	5,000,000	7,150,000
Spectra Energy Partners LP,
4.500%, 03/15/2045 (Callable 09/15/2044) (1)	7,000,000	8,214,468
Steel Dynamics, Inc.:
2.400%, 06/15/2025 (Callable 05/15/2025)	5,000,000	5,203,830
3.250%, 01/15/2031 (Callable 10/15/2030)	7,000,000	7,497,751
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	8,175,000	8,148,314
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	8,094,930
Suntory Holdings Ltd.:
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)	16,500,000	16,737,873
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)	8,500,000	8,805,039
SYNNEX Corp.,
1.750%, 08/09/2026 (Callable 07/09/2026) (2)	24,000,000	23,743,086
Sysco Corp.:
5.650%, 04/01/2025 (Callable 03/01/2025)	10,165,000	11,691,090
3.300%, 07/15/2026 (Callable 04/15/2026)	11,550,000	12,476,470
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)	15,000,000	15,200,659
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,115,000	33,869,121
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	30,327,000	33,645,559
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	6,706,875
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)	4,000,000	4,653,799
5.213%, 03/08/2047 (1)	12,225,000	15,257,401
4.895%, 03/06/2048 (1)	29,050,000	34,924,868
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	18,775,000	24,563,215
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	24,851,000
3.150%, 10/01/2026 (1)	15,000,000	14,362,500
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	19,675,000	20,674,312
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,204,911
6.750%, 06/15/2039	2,767,000	3,787,156
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	11,255,000	12,009,410
4.500%, 12/15/2028 (Callable 09/15/2028)	6,550,000	7,307,648
T-Mobile USA, Inc.:
3.875%, 04/15/2030 (Callable 01/15/2030)	66,912,000	73,881,693
2.550%, 02/15/2031 (Callable 11/15/2030)	20,000,000	20,071,271
3.500%, 04/15/2031 (Callable 04/15/2026) (2)	7,000,000	7,382,443
4.375%, 04/15/2040 (Callable 10/15/2039)	24,900,000	28,688,955
3.600%, 11/15/2060 (Callable 05/15/2060) (2)	14,500,000	14,256,028
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037 (1)	8,400,000	11,459,948
7.625%, 01/15/2039 (1)	21,077,000	32,607,381
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,378,885
4.600%, 03/15/2048 (Callable 09/15/2047)	5,150,000	6,246,672
Triton Container International Ltd.,
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	20,000,000	20,064,867
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,394,292
3.900%, 02/01/2045 (Callable 08/01/2044) (2)	10,250,000	11,884,554
4.600%, 02/01/2049 (Callable 08/01/2048) (2)	8,325,000	10,725,324
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)	10,000,000	13,210,484
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)	24,000,000	23,859,177
2.650%, 10/15/2030 (Callable 07/15/2030) (2)	10,000,000	10,045,400
Upjohn, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039) (2)	13,083,000	14,031,499
4.000%, 06/22/2050 (Callable 12/22/2049) (2)	40,600,000	43,152,202
UPMC,
3.600%, 04/03/2025	45,000,000	48,661,486
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	32,481,000	38,381,823
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	26,721,000	27,681,620
8.250%, 01/17/2034 (1)	8,526,000	12,271,216
6.875%, 11/21/2036 (1)	36,171,000	48,197,858
6.875%, 11/10/2039 (1)	16,643,000	22,517,979
Valero Energy Corp.:
2.850%, 04/15/2025 (Callable 03/15/2025)	15,000,000	15,797,436
2.150%, 09/15/2027 (Callable 07/15/2027)	14,150,000	14,249,191
4.000%, 04/01/2029 (Callable 01/01/2029)	15,475,000	17,012,998
6.625%, 06/15/2037	2,100,000	2,835,840
Valero Energy Partners LP,
4.375%, 12/15/2026 (Callable 09/15/2026)	10,000,000	11,194,698
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	5,365,901
4.329%, 09/21/2028	3,077,000	3,537,096
2.550%, 03/21/2031 (Callable 12/21/2030)	6,600,000	6,681,117
4.500%, 08/10/2033	16,325,000	19,438,317
4.272%, 01/15/2036	8,148,000	9,571,559
5.250%, 03/16/2037	28,793,000	37,237,018
4.812%, 03/15/2039	36,839,000	45,698,026
2.650%, 11/20/2040 (Callable 05/20/2040)	10,000,000	9,395,707
3.400%, 03/22/2041 (Callable 09/22/2040)	3,850,000	4,020,718
4.862%, 08/21/2046	2,500,000	3,183,732
5.500%, 03/16/2047	4,150,000	5,739,441
3.700%, 03/22/2061 (Callable 09/22/2060)	26,725,000	28,219,669
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	23,641,000	23,808,727
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	30,450,000	30,930,997
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	18,850,000	18,765,175
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,388,538
5.000%, 05/30/2038 (1)	6,800,000	8,516,631
4.375%, 02/19/2043 (1)	15,554,000	18,070,432
5.250%, 05/30/2048 (1)	24,200,000	31,323,809
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (1)(2)	8,845,000	8,879,765
4.250%, 11/13/2023 (1)(2)	17,350,000	18,609,076
2.850%, 09/26/2024 (1)(2)	14,000,000	14,716,035
3.350%, 05/13/2025 (1)(2)	10,000,000	10,691,098
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	30,000,000	29,864,960
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028) (2)	4,921,000	4,850,138
Vulcan Materials Co.,
4.700%, 03/01/2048 (Callable 09/01/2047)	3,446,000	4,242,006
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	2,678,000	2,814,206
4.400%, 03/15/2024 (Callable 02/15/2024)	24,825,000	26,688,636
3.450%, 11/15/2026 (Callable 08/15/2026)	28,315,000	30,299,830
4.950%, 09/15/2028 (Callable 06/15/2028)	4,739,000	5,454,115
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,255,904
3.200%, 04/15/2030 (Callable 01/15/2030)	13,575,000	14,533,985
4.800%, 11/18/2044 (Callable 05/18/2044)	4,520,000	5,494,512
4.650%, 06/01/2046 (Callable 12/01/2045)	4,000,000	4,750,283
Waste Connections, Inc.,
2.600%, 02/01/2030 (Callable 11/01/2029)	7,525,000	7,746,673
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	10,000,000	10,099,311
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	4,000,000	4,430,080
Western Gas Partners LP:
4.000%, 07/01/2022 (Callable 04/01/2022)	10,463,000	10,622,351
3.950%, 06/01/2025 (Callable 03/01/2025)	8,000,000	8,454,120
Western Midstream Operating LP,
4.350%, 02/01/2025 (Callable 01/01/2025)	20,000,000	21,104,200
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,924,224
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	11,157,115
Williams Companies, Inc.:
3.600%, 03/15/2022 (Callable 01/15/2022)	10,176,000	10,268,066
3.700%, 01/15/2023 (Callable 10/15/2022)	1,690,000	1,745,445
4.300%, 03/04/2024 (Callable 12/04/2023)	7,310,000	7,847,771
4.550%, 06/24/2024 (Callable 03/24/2024)	7,000,000	7,636,673
3.900%, 01/15/2025 (Callable 10/15/2024)	3,160,000	3,414,276
8.750%, 03/15/2032	5,750,000	8,792,676
6.300%, 04/15/2040	8,142,000	11,098,542
4.850%, 03/01/2048 (Callable 09/01/2047)	7,000,000	8,558,228
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	12,300,000	13,071,002
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	42,480,000	47,661,185
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,155,000	10,216,572
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	14,895,000	15,803,043
Xylem, Inc.,
2.250%, 01/30/2031 (Callable 10/30/2030)	9,325,000	9,332,416
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	23,500,000	25,685,591
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025 (Callable 01/01/2025)	20,996,000	22,570,878
3.550%, 03/20/2030 (Callable 12/20/2029)	14,977,000	16,381,048
5.750%, 11/30/2039	11,967,000	15,868,411
Zimmer Holdings, Inc.,
3.150%, 04/01/2022 (Callable 02/01/2022)	9,500,000	9,588,627
Zoetis, Inc.:
3.250%, 02/01/2023 (Callable 11/01/2022)	34,200,000	35,244,675
4.700%, 02/01/2043 (Callable 08/01/2042)	3,568,000	4,539,596
Total Industrials (Cost $7,661,779,912)		8,124,714,052	21.9%

Utilities
Ameren Corp.,
3.500%, 01/15/2031 (Callable 10/15/2030)	20,000,000	21,747,798
American Electric Power Co., Inc.,
3.250%, 03/01/2050 (Callable 09/01/2049)	10,175,000	10,169,146
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)	5,000,000	5,187,845
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	14,910,408
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025 (Callable 03/15/2025)	5,000,000	5,498,068
3.700%, 07/15/2030 (Callable 04/15/2030)	18,425,000	20,759,716
2.850%, 05/15/2051 (Callable 11/15/2050)	13,675,000	13,070,140
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,400,000	10,368,510
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	15,383,901
3.375%, 04/01/2030 (Callable 01/01/2030)	10,000,000	10,832,357
Duke Energy Corp.,
2.650%, 09/01/2026 (Callable 06/01/2026)	10,000,000	10,549,052
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	5,000,000	5,144,435
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	20,491,243
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	22,790,000	25,228,264
3.500%, 04/06/2028 (1)(2)	8,000,000	8,755,445
4.875%, 06/14/2029 (1)(2)	6,615,000	7,910,169
6.800%, 09/15/2037 (1)(2)	4,565,000	6,740,633
4.750%, 05/25/2047 (1)(2)	63,375,000	78,691,909
Entergy Corp.,
2.950%, 09/01/2026 (Callable 06/01/2026)	13,075,000	13,909,952
Essential Utilities, Inc.,
2.704%, 04/15/2030 (Callable 01/15/2030)	14,100,000	14,542,322
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)	6,675,000	6,978,476
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	9,925,000	9,426,179
Exelon Corp.:
4.050%, 04/15/2030 (Callable 01/15/2030)	8,900,000	10,086,623
4.950%, 06/15/2035 (Callable 12/15/2034)	3,500,000	4,325,640
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)	4,300,000	4,278,500
3.400%, 03/01/2050 (Callable 09/01/2049)	15,000,000	14,420,400
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	10,000,000	10,437,500
Interstate Power and Light Co.,
2.300%, 06/01/2030 (Callable 03/01/2030)	9,350,000	9,387,994
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)	25,581,000	27,730,946
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)	10,000,000	10,494,544
KeySpan Corp.,
8.000%, 11/15/2030 (1)	6,500,000	8,882,357
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,000,000	9,675,370
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	6,885,044
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	6,835,000	7,493,035
5.250%, 02/15/2043 (Callable 08/15/2042)	5,779,000	7,489,191
3.950%, 03/30/2048 (Callable 09/30/2047)	11,750,000	13,296,229
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	10,074,426
RGS I&M Funding Corp.,
9.820%, 12/07/2022	103,087	103,578
Southern Co.,
4.250%, 07/01/2036 (Callable 01/01/2036)	5,525,000	6,358,618
Southern Company Gas Capital Corporation,
3.150%, 09/30/2051 (Callable 03/30/2051)	7,850,000	7,862,755
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,818,668
Xcel Energy, Inc.,
3.400%, 06/01/2030 (Callable 12/01/2029)	15,000,000	16,347,000
Total Utilities (Cost $492,441,492)		523,744,386	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	7,906,167
4.750%, 07/28/2025 (1)(2)	62,453,000	69,235,889
4.800%, 04/18/2026 (1)(2)	27,935,000	31,379,944
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	5,000,000	4,971,786
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)	20,000,000	21,609,605
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	20,000,000	20,836,350
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	6,000,000	6,348,120
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)	8,550,000	9,176,466
2.300%, 02/01/2025 (Callable 01/01/2025)	15,000,000	15,407,262
American International Group, Inc.:
4.125%, 02/15/2024	893,000	963,998
3.750%, 07/10/2025 (Callable 04/10/2025)	12,135,000	13,209,198
3.875%, 01/15/2035 (Callable 07/15/2034)	4,875,000	5,508,168
6.820%, 11/15/2037	1,410,000	1,978,493
Ameriprise Financial, Inc.,
3.000%, 04/02/2025 (Callable 03/02/2025)	13,700,000	14,553,520
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	268,263
Anthem, Inc.:
2.375%, 01/15/2025 (Callable 12/15/2024)	6,000,000	6,250,408
5.100%, 01/15/2044	1,584,000	2,046,704
4.375%, 12/01/2047 (Callable 06/01/2047)	8,650,000	10,435,747
ANZ New Zealand (Int'l) Ltd.,
3.400%, 03/19/2024 (1)(2)	2,000,000	2,133,477
Aon PLC:
4.000%, 11/27/2023 (Callable 08/27/2023)	6,150,000	6,541,233
3.875%, 12/15/2025 (Callable 09/15/2025)	9,126,000	10,074,661
4.450%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,514,091
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051 (Callable 11/20/2050)	5,625,000	6,022,616
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,545,659
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	48,218,998
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	5,000,000	5,197,300
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	15,000,000	14,561,613
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	10,000,000	9,895,526
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,213,405
2.746%, 05/28/2025 (1)	7,000,000	7,342,773
5.179%, 11/19/2025 (1)	16,183,000	18,383,950
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	11,325,000	11,272,372
4.379%, 04/12/2028 (1)	13,400,000	15,217,241
3.490%, 05/28/2030 (1)	5,000,000	5,379,468
2.749%, 12/03/2030 (1)	19,250,000	19,154,616
Bank of America Corp.:
3.300%, 01/11/2023	7,000,000	7,264,439
4.125%, 01/22/2024	15,000,000	16,214,761
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	28,881,000	30,726,852
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	15,000,000	15,944,549
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)	17,775,000	18,566,521
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%)(Callable 04/23/2026) (3)	9,000,000	9,794,067
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	27,000,000	27,111,101
3.248%, 10/21/2027 (Callable 10/21/2026)	3,000,000	3,239,277
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	37,683,000	40,842,251
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	15,000,000	14,975,926
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%)(Callable 07/23/2029) (3)	5,000,000	5,320,239
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)	13,000,000	13,155,870
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	60,000,000	61,237,679
7.750%, 05/14/2038	1,138,000	1,780,320
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	20,000,000	19,988,360
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	16,462,749
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	8,500,000	9,551,948
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,115,442
3.750%, 03/10/2024 (1)(2)	2,800,000	3,002,515
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	34,100,000	36,078,283
Barclays PLC:
3.684%, 01/10/2023 (Callable 01/10/2022) (1)	25,475,000	25,701,617
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%)(Callable 02/15/2022) (1)(3)	10,000,000	10,152,796
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	13,000,000	13,760,699
3.650%, 03/16/2025 (1)	8,100,000	8,703,891
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	34,300,000	36,810,463
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	10,503,426
BBVA USA:
2.875%, 06/29/2022 (Callable 05/29/2022)	8,000,000	8,135,197
3.875%, 04/10/2025 (Callable 03/10/2025)	36,235,000	39,550,797
Belrose Funding Trust,
2.330%, 08/15/2030 (Callable 05/15/2030) (2)	13,950,000	13,760,818
BNP Paribas SA:
3.375%, 01/09/2025 (1)(2)	8,350,000	8,902,970
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	17,100,000	17,909,956
4.375%, 05/12/2026 (1)(2)	45,131,000	49,842,318
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	15,000,000	15,395,707
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	20,000,000	19,664,200
4.625%, 03/13/2027 (1)(2)	4,500,000	5,055,260
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	27,000,000	26,874,443
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	10,200,000	10,103,441
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	19,075,000	19,480,602
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	14,000,000	13,576,060
BNZ International Funding Ltd.:
2.650%, 11/03/2022 (1)(2)	20,350,000	20,878,407
3.375%, 03/01/2023 (1)(2)	20,000,000	20,861,600
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	25,167,662
4.000%, 04/15/2024 (1)	2,500,000	2,707,460
5.150%, 07/21/2024 (1)(2)	31,285,000	34,568,900
2.375%, 01/14/2025 (1)(2)	12,000,000	12,390,240
4.500%, 03/15/2025 (1)(2)	55,492,000	60,938,899
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	15,000,000	15,017,821
2.277%, 01/20/2032 (SOFR + 1.312%)(Callable 01/20/2031) (1)(2)(3)	12,850,000	12,480,948
Brown & Brown, Inc.:
4.500%, 03/15/2029 (Callable 12/15/2028)	23,825,000	27,274,220
2.375%, 03/15/2031 (Callable 12/15/2030)	27,360,000	27,275,496
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	39,945,290
Capital One Financial Corp.:
3.200%, 01/30/2023 (Callable 12/30/2022)	6,550,000	6,781,299
3.900%, 01/29/2024 (Callable 12/29/2023)	4,550,000	4,870,328
3.300%, 10/30/2024 (Callable 09/30/2024)	2,998,000	3,216,353
3.650%, 05/11/2027 (Callable 04/11/2027)	26,000,000	28,802,224
Capital One NA,
3.375%, 02/15/2023	45,962,000	47,804,251
Centene Corp.:
2.500%, 03/01/2031 (Callable 12/01/2030)	35,000,000	34,518,750
2.625%, 08/01/2031 (Callable 05/01/2031)	6,000,000	5,959,440
Charles Schwab Corp.,
3.625%, 04/01/2025 (Callable 01/01/2025)	7,000,000	7,573,407
Citigroup, Inc.:
2.750%, 04/25/2022 (Callable 03/25/2022)	11,575,000	11,714,300
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%)(Callable 01/24/2022) (3)	12,200,000	12,302,575
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	20,350,000	20,749,183
1.550%, 09/01/2023 (3 Month LIBOR USD + 1.430%)(Callable 09/01/2022) (3)	7,000,000	7,080,780
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%)(Callable 06/01/2023) (3)	22,600,000	23,902,438
3.750%, 06/16/2024	1,000,000	1,080,261
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	5,650,000	6,001,148
3.700%, 01/12/2026	4,500,000	4,943,044
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	20,000,000	21,235,000
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	20,600,000	22,763,609
3.668%, 07/24/2028 (3 Month LIBOR USD + 1.390%)(Callable 07/24/2027) (3)	3,142,000	3,453,698
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.151%)(Callable 10/27/2027) (3)	1,500,000	1,631,072
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	25,000,000	25,482,600
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	6,000,000	6,059,011
Citizens Bank NA:
2.250%, 04/28/2025 (Callable 03/28/2025)	20,000,000	20,799,862
3.750%, 02/18/2026 (Callable 11/18/2025)	12,120,000	13,401,932
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	10,000,000	10,616,732
3.250%, 04/30/2030 (Callable 01/30/2030)	28,025,000	30,017,675
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,544,038
4.500%, 03/01/2026 (Callable 12/01/2025)	14,000,000	15,805,221
3.450%, 08/15/2027 (Callable 05/15/2027)	12,000,000	13,179,623
3.900%, 05/01/2029 (Callable 02/01/2029)	8,000,000	8,919,461
Comerica Bank,
4.000%, 07/27/2025	10,000,000	10,973,198
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	10,000,000	9,968,610
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	10,000,000	10,605,549
3.743%, 09/12/2039 (1)(2)	23,500,000	25,429,502
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,852,988
4.375%, 08/04/2025 (1)	20,397,000	22,612,719
3.750%, 07/21/2026 (1)	20,829,000	22,955,725
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,265,992
3.750%, 04/24/2023 (1)(2)	5,000,000	5,258,964
4.375%, 03/17/2025 (1)(2)	4,204,000	4,582,154
1.248%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	20,000,000	19,717,352
3.250%, 01/14/2030 (1)(2)	6,800,000	7,133,947
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%)(Callable 01/10/2028) (1)(2)(3)	8,000,000	8,642,742
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,661,592
Credit Suisse Group AG:
3.574%, 01/09/2023 (Callable 01/09/2022) (1)(2)	17,000,000	17,139,433
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	8,325,000	8,790,499
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,250,000	12,698,912
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	15,000,000	15,281,533
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	40,000,000	39,090,252
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	17,403,000	19,343,121
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	11,000,000	12,005,772
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	22,400,982
3.091%, 05/14/2032 (SOFR + 1.730%)(Callable 05/14/2031) (1)(2)(3)	10,000,000	10,225,259
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,329,510
4.550%, 04/17/2026 (1)	2,000,000	2,246,651
Credit Suisse USA, Inc.,
7.125%, 07/15/2032 (1)	5,063,000	7,207,372
CyrusOne LP / CyrusOne Finance Corp.,
2.150%, 11/01/2030 (Callable 08/01/2030)	11,000,000	10,336,480
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,179,070
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	20,000,000	20,002,295
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	36,125,000	36,163,921
5.000%, 02/14/2022 (1)	10,000,000	10,163,557
3.300%, 11/16/2022 (1)	22,175,000	22,877,822
3.700%, 05/30/2024 (1)	10,000,000	10,646,855
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	52,000,000	53,299,548
2.129%, 11/24/2026 (SOFR + 1.870%)(Callable 11/24/2025) (1)(3)	22,755,000	23,113,808
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	14,000,000	14,204,516
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	8,600,000	8,909,360
4.200%, 08/08/2023	20,000,000	21,338,591
3.450%, 07/27/2026 (Callable 04/27/2026)	22,000,000	23,850,762
4.650%, 09/13/2028 (Callable 06/13/2028)	13,747,000	15,932,968
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	10,000,000	10,830,841
4.100%, 02/09/2027 (Callable 11/09/2026)	15,150,000	16,876,178
DNB Bank ASA:
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	10,000,000	9,879,509
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	7,000,000	7,003,193
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)	10,000,000	10,021,980
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	12,450,779
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	5,152,172
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,234,525
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	30,000,000	31,358,706
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,183,156
GE Capital Funding LLC:
4.050%, 05/15/2027 (Callable 03/15/2027)	8,975,000	10,076,626
4.550%, 05/15/2032 (Callable 02/15/2032)	10,000,000	11,842,160
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035	66,698,000	80,041,086
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	12,868,649
4.550%, 09/15/2028 (Callable 06/15/2028)	5,000,000	5,801,933
Goldman Sachs Group, Inc.:
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%)(Callable 06/05/2022) (3)	12,000,000	12,195,794
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)	8,000,000	8,154,029
1.721%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,145,150
3.850%, 07/08/2024 (Callable 04/08/2024)	3,000,000	3,229,609
3.500%, 01/23/2025 (Callable 10/23/2024)	3,000,000	3,213,394
3.500%, 04/01/2025 (Callable 03/01/2025)	5,000,000	5,375,517
3.750%, 05/22/2025 (Callable 02/22/2025)	5,000,000	5,418,350
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)	15,000,000	16,017,475
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	10,000,000	9,854,227
1.882%, 10/28/2027 (3 Month LIBOR USD + 1.750%)(Callable 10/28/2026) (3)	10,000,000	10,499,999
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)	6,775,000	7,457,459
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	10,000,000	11,301,213
3.800%, 03/15/2030 (Callable 12/15/2029)	30,000,000	33,396,213
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	10,000,000	9,643,300
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	9,625,000	9,741,366
6.345%, 02/15/2034	1,053,000	1,469,939
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,272,200
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	6,488,899
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	15,062,000	15,935,024
4.850%, 01/24/2077 (2)	24,727,000	31,940,723
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030 (Callable 06/01/2030)	10,550,000	10,591,720
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049 (Callable 02/19/2049)	7,000,000	7,635,597
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	6,125,000	6,117,717
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	2,000,000	2,434,186
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	3,021,723
HSBC Bank USA NA,
7.000%, 01/15/2039 (1)	4,200,000	6,488,034
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%)(Callable 03/13/2022) (1)(3)	17,600,000	17,821,574
3.600%, 05/25/2023 (1)	2,275,000	2,391,688
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	6,000,000	6,318,265
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	26,550,000	28,318,847
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	15,000,000	15,080,460
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)	7,450,000	8,218,332
4.375%, 11/23/2026 (1)	10,000,000	11,145,745
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)	12,500,000	12,415,787
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	25,000,000	24,993,867
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	13,200,000	13,092,548
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	2,000,000	2,207,480
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	16,000,000	16,215,486
Invesco Finance PLC:
3.125%, 11/30/2022	5,902,000	6,086,572
3.750%, 01/15/2026	4,900,000	5,380,788
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	24,849,712
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	5,333,762
4.150%, 01/23/2030	10,000,000	11,247,643
6.250%, 01/15/2036	1,390,000	1,867,124
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)	13,339,000	15,324,886
JPMorgan Chase & Co.:
1.355%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)	15,000,000	15,188,400
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	15,000,000	15,703,390
3.125%, 01/23/2025 (Callable 10/23/2024)	14,000,000	14,880,306
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	10,000,000	10,372,122
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	50,000,000	51,214,266
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	76,000,000	78,170,669
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	25,000,000	24,620,815
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	25,000,000	25,050,701
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	11,875,000	11,799,014
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	28,000,000	28,565,688
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	22,000,000	21,223,870
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	10,000,000	10,138,680
5.600%, 07/15/2041	4,106,000	5,658,671
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,616,220
3.400%, 05/20/2026	18,965,000	20,618,409
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	62,387,272
Lexington Realty Trust,
2.700%, 09/15/2030 (Callable 06/15/2030)	7,000,000	7,083,794
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	626,236
4.569%, 02/01/2029 (2)	2,087,000	2,425,953
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	2,231,000	2,475,936
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	718,099
Life Storage LP,
3.500%, 07/01/2026 (Callable 04/01/2026)	6,819,000	7,435,080
Lincoln National Corp.,
3.050%, 01/15/2030 (Callable 10/15/2029)	24,650,000	26,254,182
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	18,669,000	19,154,207
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	16,172,834
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%)(Callable 02/05/2025) (1)(3)	15,725,000	16,312,813
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	5,000,000	4,995,796
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	10,000,000	10,884,421
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	26,271,614
3.624%, 06/03/2030 (1)(2)	12,550,000	13,174,026
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	29,067,000	29,928,506
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	24,000,000	25,209,510
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)	9,000,000	8,921,414
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	11,184,042
5.375%, 03/04/2046 (1)	5,150,000	7,215,562
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030 (Callable 08/15/2030)	5,000,000	5,036,020
5.875%, 08/01/2033	4,700,000	6,296,057
4.350%, 01/30/2047 (Callable 07/30/2046)	3,450,000	4,232,236
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	23,170,000	28,626,723
3.729%, 10/15/2070 (2)	16,676,000	17,954,914
4.900%, 04/01/2077 (2)	11,175,000	14,405,503
MBIA Insurance Corp.,
11.386%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)	714,000	78,540
MetLife, Inc.:
6.500%, 12/15/2032	466,000	654,980
4.875%, 11/13/2043	3,375,000	4,390,412
4.050%, 03/01/2045	12,375,000	14,707,610
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	10,000,000	10,693,239
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	7,783,270
Mitsubishi UFJ Financial Group, Inc.:
2.665%, 07/25/2022 (1)	9,000,000	9,174,956
3.455%, 03/02/2023 (1)	10,650,000	11,109,864
2.801%, 07/18/2024 (1)	10,000,000	10,540,341
2.193%, 02/25/2025 (1)	25,000,000	25,859,345
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	10,000,000	9,990,221
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	2,575,000	2,603,005
2.601%, 09/11/2022 (1)	13,000,000	13,284,357
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	5,000,000	5,310,834
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	20,931,838
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	8,000,000	7,874,008
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.532%)(Callable 09/08/2030) (1)(3)	15,000,000	14,479,579
Morgan Stanley:
2.750%, 05/19/2022	10,000,000	10,161,397
1.525%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)	8,000,000	8,106,330
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	6,455,000	6,773,038
3.875%, 04/29/2024	1,650,000	1,780,284
3.700%, 10/23/2024	4,000,000	4,338,857
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	12,000,000	13,159,651
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%)(Callable 01/24/2028) (3)	1,000,000	1,106,516
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	10,000,000	11,021,661
1.928%, 04/28/2032 (SOFR + 1.020%)(Callable 04/28/2031) (3)	25,000,000	23,975,896
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	68,282,000	66,008,031
2.990%, 05/21/2031 (1)(2)	18,911,000	19,137,184
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	10,000,000	10,759,519
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)	12,124,000	12,310,641
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	20,000,000	20,850,819
4.000%, 09/14/2026 (1)(2)	58,507,000	64,307,681
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	20,000,000	22,508,254
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	11,255,469
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%)(Callable 10/18/2027) (1)(2)(3)	7,000,000	7,648,609
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	10,000,000	11,427,135
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	9,000,000	15,686,665
4.350%, 04/30/2050 (Callable 10/30/2049) (2)	25,000,000	28,201,376
NatWest Group PLC,
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	20,000,000	19,998,670
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	18,083,208
3.750%, 05/15/2050 (Callable 11/15/2049) (2)	17,000,000	19,047,741
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	12,516,088
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	20,833,321
1.851%, 07/16/2025 (1)	23,825,000	24,179,586
1.653%, 07/14/2026 (1)	28,150,000	28,046,092
2.172%, 07/14/2028 (1)	16,055,000	15,907,904
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,374,345
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	22,352,145
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	13,346,698
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061 (2)	15,000,000	15,603,949
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)	11,400,000	12,173,631
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	7,825,000	8,882,768
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,912,201
3.125%, 05/15/2023	4,667,000	4,852,787
4.300%, 11/15/2046 (Callable 05/15/2046)	2,325,000	2,805,910
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	16,026,670
3.000%, 04/18/2026 (2)	13,400,000	14,332,598
Protective Life Corp.:
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	10,000,000	11,216,407
8.450%, 10/15/2039 (1)	2,650,000	4,264,936
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	7,313,313
3.935%, 12/07/2049 (Callable 06/07/2049)	11,426,000	13,463,605
Raymond James Financial, Inc.,
4.650%, 04/01/2030 (Callable 01/01/2030)	9,700,000	11,516,040
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	25,000,000	25,981,297
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	22,800,000	23,764,916
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,819,606
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)	10,650,000	10,843,816
3.875%, 09/12/2023 (1)	10,000,000	10,602,415
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	27,351,000	29,515,558
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%)(Callable 05/22/2027) (1)(3)	18,301,000	19,431,924
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	10,000,000	11,644,077
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	7,000,000	8,265,880
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	35,000,000	40,036,817
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	14,350,000	14,915,246
Santander Holdings USA, Inc.,
3.500%, 06/07/2024 (Callable 05/07/2024) (1)	5,695,000	6,049,807
Santander UK Group Holdings PLC:
3.571%, 01/10/2023 (Callable 01/10/2022) (1)	5,000,000	5,043,028
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	5,967,000	6,163,278
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,250,000	5,684,228
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	9,500,000	9,459,535
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%)(Callable 11/03/2027) (1)(3)	9,400,000	10,282,765
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	23,693,751
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)	8,000,000	8,141,760
Societe Generale SA:
3.250%, 01/12/2022 (1)(2)	8,000,000	8,064,203
4.250%, 09/14/2023 (1)(2)	8,000,000	8,540,150
5.000%, 01/17/2024 (1)(2)	20,000,000	21,603,910
3.875%, 03/28/2024 (1)(2)	15,300,000	16,344,042
2.625%, 10/16/2024 (1)(2)	23,000,000	23,929,728
2.625%, 01/22/2025 (1)(2)	31,125,000	32,317,678
4.250%, 04/14/2025 (1)(2)	21,032,000	22,717,817
4.250%, 08/19/2026 (1)(2)	12,000,000	13,100,268
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	12,000,000	11,866,152
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	6,775,000	6,813,345
3.625%, 03/01/2041 (1)(2)	12,000,000	12,221,193
Standard Chartered PLC:
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%)(Callable 01/20/2022) (1)(2)(3)	10,000,000	10,110,609
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	31,557,000	32,954,482
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	26,294,000	28,033,293
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	21,000,000	21,869,219
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	20,658,000	20,308,939
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	14,700,000	16,956,450
5.700%, 03/26/2044 (1)(2)	6,000,000	7,762,484
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	19,423,673
4.000%, 05/15/2030 (Callable 02/15/2030)	44,140,000	49,112,978
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	1,967,849
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	10,000,000	10,194,942
3.102%, 01/17/2023 (1)	12,000,000	12,417,948
2.696%, 07/16/2024 (1)	12,000,000	12,604,430
2.448%, 09/27/2024 (1)	10,755,000	11,242,308
2.348%, 01/15/2025 (1)	8,245,000	8,561,152
2.130%, 07/08/2030 (1)	7,575,000	7,464,644
SunTrust Banks, Inc.,
3.300%, 05/15/2026 (Callable 04/15/2026)	3,925,000	4,272,257
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	1,538,000	1,659,732
4.250%, 08/15/2024 (Callable 05/15/2024)	26,864,000	29,029,387
4.500%, 07/23/2025 (Callable 04/23/2025)	23,127,000	25,537,907
3.700%, 08/04/2026 (Callable 05/04/2026)	17,635,000	19,135,819
3.950%, 12/01/2027 (Callable 09/01/2027)	44,825,000	49,446,607
TD Ameritrade Holding Corp.,
2.950%, 04/01/2022 (Callable 02/01/2022)	4,625,000	4,666,273
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	27,305,000	30,507,919
6.125%, 08/15/2043	19,286,000	26,622,100
UBS Group AG:
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%)(Callable 01/30/2026) (1)(2)(3)	10,950,000	10,847,921
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	9,000,000	8,895,787
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	35,000,000	34,053,177
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,259,091
3.491%, 05/23/2023 (Callable 05/23/2022) (1)(2)	14,825,000	15,111,785
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	42,658,000	43,556,291
4.253%, 03/23/2028 (Callable 03/23/2027) (1)(2)	17,150,000	19,280,918
UnitedHealth Group, Inc.,
2.750%, 05/15/2040 (Callable 11/15/2039)	7,000,000	7,002,148
USAA Capital Corp.,
2.125%, 05/01/2030 (Callable 02/01/2030) (2)	5,000,000	5,036,494
Voya Financial, Inc.,
3.125%, 07/15/2024 (Callable 05/15/2024)	21,875,000	23,181,151
Wells Fargo & Co.:
1.359%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)	5,000,000	5,061,951
3.000%, 02/19/2025	5,000,000	5,306,882
2.406%, 10/30/2025 (3 Month LIBOR USD + 1.087%)(Callable 10/30/2024) (3)	11,500,000	11,977,008
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	15,000,000	15,473,262
3.000%, 04/22/2026	8,000,000	8,583,127
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	49,850,000	51,417,284
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	25,000,000	25,689,824
3.900%, 05/01/2045	5,000,000	5,818,946
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.502%)(Callable 04/04/2050) (3)	7,000,000	9,394,189
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,564,441
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	11,425,000	11,829,833
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	8,350,000	9,216,863
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	10,864,936
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	13,600,000	13,316,644
4.421%, 07/24/2039 (1)	10,000,000	11,793,113
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	9,000,000	9,601,281
2.950%, 09/15/2029 (Callable 06/15/2029)	7,500,000	7,842,567
5.050%, 09/15/2048 (Callable 03/15/2048)	10,200,000	13,137,530
Total Financials (Cost $5,882,761,329)		6,169,221,985	16.7%
Total Corporate Bonds (Cost $14,036,982,733)		14,817,680,423	40.0%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,237,679
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 11/01/2021)	1,965,000	1,970,147
2.794%, 08/01/2036 (Callable 08/01/2025)	4,725,000	4,862,590
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,768,788
City of Berwyn IL:
5.790%, 12/01/2022 (ETM)(Insured by NATL)	820,000	827,316
5.790%, 12/01/2022 (Insured by NATL)	2,525,000	2,559,086
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,416,730
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	700,000	749,074
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	20,927,334
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,545,425
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	5,113,999
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,247,182
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 11/01/2021)(Insured by SD CRED PROG)	2,305,000	2,309,237
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	2,180,000	2,304,689
Kentucky Public Energy Authority,
1.355%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (3)	28,000,000	28,710,744
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)(Insured by GNMA)	1,837,719	1,870,057
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	6,600,000	6,831,933
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	18,272,155	19,234,750
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)	2,874,218	2,923,651
3.200%, 06/01/2047 (Callable 07/01/2026)(Insured by GNMA)	6,533,324	6,683,483
3.000%, 10/01/2047 (Callable 01/01/2027)(Insured by GNMA)	8,213,881	8,434,929
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)	18,030,000	17,247,406
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 07/01/2023)	350,000	359,142
4.000%, 07/01/2036 (Callable 07/01/2025)	2,785,000	2,913,283
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	17,910,000	19,049,114
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	19,410,738
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	90,230,000	94,068,366
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	14,726,316
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	1,125,000	1,161,192
State Public School Building Authority,
2.966%, 04/01/2027	5,800,000	6,228,410
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,837,707
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 11/01/2021)(Insured by SD CRED PROG)	2,365,000	2,370,791
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,410,981
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,905,000	15,131,211
Westlake City School District,
5.227%, 12/01/2026 (Callable 11/01/2021)	3,570,000	3,580,662
Total Municipal Bonds (Cost $338,975,460)		349,024,142	0.9%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-58, Class H, 5.500%, 04/25/2023	11,863	12,178
Series 1998-66, Class C, 6.000%, 12/25/2028	11,003	11,607
Federal Gold Loan Mortgage Corp. (FGLMC):
2.500%, 04/01/2028	1,264,089	1,323,425
6.500%, 06/01/2029	64,291	72,605
3.000%, 12/01/2030	4,937,370	5,255,659
3.000%, 04/01/2031	4,269,457	4,524,133
3.000%, 02/01/2032	39,580,962	42,154,905
3.000%, 03/01/2032	1,471,558	1,570,794
3.500%, 05/01/2032	9,934,839	10,648,737
3.000%, 07/01/2032	9,854,567	10,516,115
3.500%, 07/01/2032	13,226,189	14,120,178
3.000%, 04/01/2033	1,299,733	1,387,861
5.000%, 08/01/2033	2,813,805	3,195,028
3.500%, 01/01/2034	9,620,282	10,307,322
5.000%, 09/01/2035	5,477,534	6,250,826
5.500%, 01/01/2036	102,001	118,591
5.000%, 03/01/2036	2,465,938	2,813,272
6.000%, 12/01/2036	89,641	105,954
3.500%, 03/01/2037	4,185,443	4,508,694
4.000%, 03/01/2037	2,364,441	2,582,958
3.500%, 02/01/2038	47,602,376	50,423,637
5.000%, 02/01/2038	1,336,071	1,523,095
5.500%, 05/01/2038	272,737	318,482
5.500%, 01/01/2039	6,166,369	7,107,608
4.500%, 11/01/2039	1,698,371	1,898,102
4.500%, 11/01/2039	2,038,280	2,277,963
4.500%, 12/01/2039	10,738,115	12,000,965
3.000%, 02/01/2040	14,339,987	15,228,758
5.000%, 03/01/2040	438,627	498,977
4.500%, 08/01/2040	330,822	367,737
2.000%, 09/01/2040	31,002,016	31,433,096
4.500%, 09/01/2040	1,452,815	1,623,622
4.000%, 01/01/2041	6,954,450	7,666,861
4.000%, 01/01/2041	13,618,553	15,018,112
4.500%, 03/01/2041	1,032,581	1,147,747
3.500%, 10/01/2041	4,144,088	4,498,625
4.000%, 03/01/2042	3,875,304	4,287,384
3.500%, 06/01/2042	2,032,878	2,202,073
3.500%, 07/01/2042	5,357,200	5,803,115
3.000%, 08/01/2042	7,893,311	8,430,424
3.000%, 10/01/2042	3,147,244	3,361,261
3.000%, 11/01/2042	27,139,385	29,173,619
3.500%, 12/01/2042	6,339,280	6,885,780
3.000%, 01/01/2043	12,718,710	13,530,512
3.500%, 01/01/2043	11,041,434	12,027,655
3.000%, 02/01/2043	1,751,265	1,870,004
3.000%, 04/01/2043	4,445,272	4,746,448
3.000%, 04/01/2043	9,927,374	10,640,401
3.000%, 04/01/2043	3,730,846	4,010,543
3.500%, 04/01/2043	29,532,107	32,071,620
4.000%, 04/01/2043	13,912,473	15,676,738
3.500%, 05/01/2043	7,113,017	7,747,823
3.000%, 06/01/2043	9,393,662	10,028,687
3.000%, 08/01/2043	2,968,810	3,169,206
3.500%, 11/01/2043	4,597,742	4,992,928
3.500%, 01/01/2044	5,720,846	6,230,321
3.500%, 02/01/2044	19,275,397	20,928,896
4.000%, 03/01/2044	2,404,821	2,647,738
3.500%, 05/01/2044	25,404,611	27,737,587
4.000%, 05/01/2044	10,344,751	11,406,371
4.000%, 07/01/2044	1,911,427	2,096,631
3.500%, 10/01/2044	31,547,088	33,982,711
4.000%, 10/01/2044	5,440,659	5,997,957
3.000%, 01/01/2045	10,556,573	11,162,293
3.500%, 01/01/2045	16,397,162	17,854,425
4.500%, 01/01/2045	17,441,873	19,479,389
3.500%, 06/01/2045	11,186,075	12,213,201
3.500%, 07/01/2045	39,826,104	43,216,663
3.000%, 10/01/2045	20,903,602	22,309,428
4.000%, 10/01/2045	2,905,671	3,173,830
4.000%, 11/01/2045	6,318,585	6,891,658
3.000%, 01/01/2046	56,851,193	61,426,951
3.000%, 01/01/2046	72,482,622	78,287,111
3.500%, 01/01/2046	18,157,746	19,688,635
4.000%, 02/01/2046	39,433,045	43,429,445
4.000%, 02/01/2046	8,646,334	9,424,590
4.000%, 04/01/2046	5,697,462	6,277,226
3.500%, 05/01/2046	3,656,364	3,950,873
3.500%, 08/01/2046	19,228,018	20,992,563
3.000%, 09/01/2046	67,913,158	71,763,033
3.000%, 10/01/2046	42,404,030	45,423,833
3.000%, 10/01/2046	38,754,513	41,647,933
3.000%, 12/01/2046	37,887,351	40,026,434
4.000%, 01/01/2047	34,424,274	38,107,538
3.000%, 02/01/2047	24,615,971	26,009,087
4.500%, 04/01/2047	19,357,051	21,135,242
3.000%, 05/01/2047	38,302,440	41,047,940
4.500%, 06/01/2047	120,147,883	130,902,355
4.500%, 08/01/2047	32,198,932	35,113,107
4.000%, 09/01/2047	10,327,596	11,118,951
4.000%, 08/01/2048	16,300,558	17,724,992
3.000%, 11/01/2049	61,702,357	66,013,749
4.000%, 05/01/2050	114,853,582	126,603,606
2.500%, 11/01/2050	27,768,912	28,840,465
2.500%, 02/01/2051	24,886,844	25,947,458
2.500%, 02/01/2051	51,318,934	53,282,999
2.500%, 02/01/2051	71,158,599	73,910,641
3.000%, 04/01/2051	34,335,426	36,117,303
2.000%, 05/01/2051 (8)	36,628,682	37,040,140
2.500%, 07/01/2051	36,727,409	38,150,689
2.500%, 08/01/2051	20,699,207	21,704,516
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	13	14
2.500%, 12/01/2027	4,093,263	4,284,512
2.500%, 05/01/2028	6,395,089	6,717,169
5.000%, 05/01/2028	92,405	101,496
4.500%, 08/01/2029	692,151	748,299
4.500%, 09/01/2029	788,530	854,674
2.500%, 04/01/2030	2,296,207	2,410,905
2.500%, 05/01/2030	7,493,937	7,868,891
3.500%, 11/01/2030	19,181,839	20,658,572
3.000%, 12/01/2030	12,572,291	13,338,851
3.000%, 12/01/2030	8,362,576	8,872,919
2.500%, 09/01/2031	27,818,902	29,291,448
3.500%, 01/01/2032	24,003,042	25,515,398
2.500%, 02/01/2032	4,545,847	4,770,842
3.000%, 09/01/2032	1,830,141	1,937,623
3.000%, 10/01/2032	1,223,734	1,295,008
3.000%, 11/01/2032	3,474,582	3,677,077
3.500%, 11/01/2032	2,806,580	3,016,642
2.500%, 12/01/2032	28,631,392	29,933,980
3.000%, 12/01/2032	2,409,859	2,553,146
6.000%, 03/01/2033	24,637	28,523
3.500%, 10/01/2033	12,485,054	13,516,435
4.500%, 10/01/2033	9,100,117	10,104,347
5.000%, 10/01/2033	9,984,017	11,364,789
3.000%, 11/01/2033	58,430,339	62,596,597
5.000%, 11/01/2033	28,018	31,895
4.000%, 01/01/2034	3,831,498	4,199,002
5.500%, 04/01/2034	3,406,597	3,930,625
3.000%, 06/01/2034	18,901,559	20,012,851
4.000%, 06/01/2034	5,195,438	5,693,053
4.000%, 09/01/2034	5,680,520	6,207,713
5.500%, 09/01/2034	90,836	105,031
6.000%, 11/01/2034	25,762	30,234
3.500%, 01/01/2035	32,972,725	35,327,854
5.500%, 02/01/2035	307,363	356,261
4.000%, 03/01/2035	25,729,781	27,619,729
3.000%, 06/01/2035	7,182,767	7,642,574
5.000%, 07/01/2035	2,587,970	2,947,961
5.000%, 10/01/2035	1,233,124	1,406,578
2.000%, 01/01/2036	47,783,552	49,610,707
2.000%, 02/01/2036	47,644,705	49,396,731
5.000%, 02/01/2036	1,807,061	2,061,813
2.000%, 03/01/2036	13,144,026	13,620,125
2.000%, 03/01/2036	19,047,554	19,711,660
3.000%, 11/01/2036	22,380,193	23,695,870
5.500%, 11/01/2036	116,180	134,983
2.500%, 12/01/2036	12,512,424	12,946,725
3.500%, 02/01/2037	8,285,851	8,898,464
5.500%, 04/01/2037	769,714	886,261
4.000%, 05/01/2037	21,302,503	23,202,748
4.000%, 02/01/2038	18,270,307	19,711,198
2.500%, 04/01/2038	32,154,184	33,399,308
3.000%, 05/01/2038	17,943,510	18,881,072
4.000%, 05/01/2038	13,544,956	14,992,501
4.000%, 04/01/2039	6,554,347	7,248,383
4.500%, 04/01/2039	16,205,467	18,083,615
4.000%, 06/01/2039	13,100,346	14,272,869
5.000%, 06/01/2039	6,124,791	6,976,703
5.000%, 06/01/2039	8,924,597	10,114,483
4.500%, 11/01/2039	98,752	110,283
4.000%, 08/01/2040	695,840	765,995
3.500%, 10/01/2040	16,179,660	17,255,911
4.000%, 10/01/2040	17,025,949	18,851,244
3.500%, 12/01/2040	4,191,514	4,548,787
4.000%, 12/01/2040	4,002,708	4,406,370
2.500%, 01/01/2041	31,469,232	32,578,744
3.500%, 02/01/2041	6,695,627	7,265,180
4.500%, 02/01/2041	33,620,584	37,528,582
3.500%, 03/01/2041	9,309,581	10,072,820
4.500%, 05/01/2041	3,872,581	4,314,681
4.000%, 06/01/2041	7,962,346	8,776,810
4.500%, 07/01/2041	4,162,467	4,650,651
5.000%, 07/01/2041	6,943,431	7,908,785
3.500%, 09/01/2041	9,698,432	10,513,017
4.000%, 09/01/2041	1,000,227	1,100,912
4.000%, 10/01/2041	3,002,499	3,310,151
3.500%, 11/01/2041	3,830,636	4,171,837
3.500%, 12/01/2041	16,913,181	18,367,678
4.000%, 12/01/2041	4,252,328	4,680,492
4.000%, 01/01/2042	5,600,352	6,192,905
4.500%, 01/01/2042	6,173,448	6,916,217
4.000%, 02/01/2042	22,863,928	25,283,585
3.000%, 04/01/2042	36,116,896	38,600,237
3.000%, 05/01/2042	3,808,683	4,050,629
3.500%, 07/01/2042	57,425,993	62,695,072
3.500%, 08/01/2042	4,337,163	4,709,574
3.000%, 10/01/2042	13,669,467	14,863,893
3.000%, 03/01/2043	20,162,567	21,516,468
3.000%, 03/01/2043	4,021,520	4,321,361
3.000%, 05/01/2043	20,985,980	22,491,314
3.000%, 05/01/2043	9,956,049	10,625,497
3.500%, 05/01/2043	21,204,399	23,074,257
3.000%, 06/01/2043	4,341,268	4,632,736
3.000%, 07/01/2043	1,763,777	1,882,378
4.000%, 07/01/2043	15,477,808	17,059,921
3.000%, 08/01/2043	2,818,178	2,999,999
3.000%, 09/01/2043	53,009,974	57,285,050
3.500%, 09/01/2043	25,495,330	27,596,952
4.500%, 09/01/2043	6,227,315	6,947,192
3.000%, 10/01/2043	66,409,915	70,978,461
3.500%, 10/01/2043	30,394,651	32,998,337
3.000%, 11/01/2043	14,509,135	15,477,578
4.000%, 11/01/2043	5,334,881	5,900,117
4.000%, 01/01/2045	3,661,006	4,028,799
3.500%, 02/01/2045	20,160,021	21,878,179
4.000%, 02/01/2045	9,343,905	10,269,598
3.500%, 04/01/2045	14,960,053	16,220,101
4.000%, 09/01/2045	2,815,453	3,090,347
4.000%, 10/01/2045	3,694,306	4,043,504
4.000%, 11/01/2045	14,877,571	16,279,131
3.500%, 12/01/2045	12,607,320	13,544,805
4.500%, 02/01/2046	16,708,922	18,638,666
3.000%, 05/01/2046	9,032,859	9,703,367
3.500%, 05/01/2046	18,274,345	19,666,232
3.000%, 07/01/2046	6,391,238	6,866,139
4.500%, 08/01/2046	13,191,577	14,590,819
3.500%, 09/01/2046	6,146,597	6,708,753
2.500%, 10/01/2046	15,967,782	16,495,099
3.000%, 11/01/2046	13,206,962	14,013,568
3.000%, 11/01/2046	27,253,505	28,993,662
3.500%, 11/01/2046	23,356,911	25,121,649
3.000%, 12/01/2046	17,262,918	18,519,727
3.500%, 05/01/2047	1,519,129	1,623,815
3.500%, 08/01/2047	8,023,924	8,534,261
4.000%, 08/01/2047	29,320,917	31,834,087
3.500%, 10/01/2047	6,914,297	7,340,330
4.000%, 10/01/2047	19,278,876	20,847,124
4.000%, 11/01/2047	15,545,331	16,767,876
4.500%, 11/01/2047	7,389,630	8,161,190
3.500%, 12/01/2047	60,889,770	64,841,693
4.000%, 12/01/2047	24,131,006	26,014,610
4.500%, 12/01/2047	3,897,969	4,223,864
3.500%, 01/01/2048	18,443,911	19,572,421
3.500%, 02/01/2048	35,140,340	37,361,979
3.500%, 03/01/2048	24,181,577	25,720,058
4.000%, 04/01/2048	53,452,716	57,205,526
4.000%, 07/01/2048	18,174,859	20,088,258
4.000%, 09/01/2048	5,443,611	5,836,173
4.500%, 11/01/2048	21,279,476	23,105,015
5.000%, 11/01/2048	26,945,044	30,028,405
4.000%, 01/01/2049	4,811,737	5,247,732
4.500%, 01/01/2049	14,069,843	15,516,724
3.000%, 02/01/2049	16,340,214	17,456,057
3.500%, 01/01/2050	33,594,629	36,413,719
3.000%, 05/01/2050	50,141,378	53,855,528
2.500%, 10/01/2050	48,893,034	50,721,928
2.500%, 11/01/2050	67,584,200	70,128,062
3.000%, 11/01/2050	7,879,014	8,460,712
2.500%, 12/01/2050	65,957,537	68,240,515
2.500%, 12/01/2050	99,532,027	103,372,874
2.500%, 01/01/2051	42,584,694	44,227,137
2.500%, 04/01/2051	24,373,565	25,234,617
2.500%, 05/01/2051	44,101,910	45,981,496
2.500%, 06/01/2051	31,646,180	32,930,568
2.000%, 07/01/2051	50,530,672	51,209,905
2.500%, 07/01/2051	27,421,132	28,300,443
2.500%, 07/01/2051	82,456,344	86,340,959
2.000%, 08/01/2051	18,645,379	18,772,758
2.000%, 09/01/2051	14,261,331	14,367,241
2.500%, 09/01/2051 (8)	141,950,000	147,197,284
3.500%, 05/01/2052	63,331,895	68,690,105
3.000%, 11/01/2059	66,258,301	71,611,748
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	24,091	28,215
5.000%, 07/20/2040	894,032	1,016,185
3.500%, 10/20/2041	4,280,672	4,629,609
3.500%, 01/15/2042	7,438,221	7,999,576
4.000%, 06/20/2042	4,661,295	5,138,879
3.500%, 09/20/2042	1,797,456	1,943,523
3.500%, 01/20/2043	37,666,284	40,720,951
4.000%, 10/20/2043	6,534,031	7,146,733
4.000%, 09/20/2044	25,115,527	27,428,174
4.000%, 01/20/2045	5,482,284	5,986,708
3.500%, 03/20/2045	8,102,059	8,741,856
3.000%, 04/20/2045	10,583,174	11,152,961
3.500%, 04/20/2045	13,033,579	13,904,977
4.000%, 08/20/2045	4,630,609	5,053,669
4.500%, 01/20/2046	7,635,524	8,474,554
3.500%, 04/20/2046	41,769,723	44,295,296
4.000%, 04/20/2046	5,124,401	5,490,594
3.500%, 05/20/2046 (6)	26,510,165	28,170,322
4.000%, 05/20/2046	12,434,884	13,519,023
3.500%, 06/20/2046	44,566,331	47,394,191
3.000%, 11/20/2046	27,081,018	29,791,069
5.000%, 04/20/2047	1,286,260	1,415,171
3.000%, 06/20/2047	18,388,577	19,464,405
4.500%, 06/20/2047	19,302,350	20,927,711
4.500%, 07/20/2047	4,739,401	5,134,095
4.500%, 09/20/2047	6,073,327	6,579,591
4.000%, 01/20/2048	8,652,728	9,268,810
5.000%, 02/20/2049	55,609,410	60,030,300
3.500%, 02/20/2050	98,727,531	107,997,882
2.500%, 03/20/2051	62,374,070	64,541,695
2.500%, 04/20/2051	80,462,592	83,408,664
2.500%, 06/20/2051	40,553,186	41,912,425
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 11/25/2032)	45,419,632	47,296,653
Series 2020-2, Class MT, 2.000%, 11/25/2059 (Callable 02/25/2033)	72,746,562	73,380,461
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 03/25/2030)	46,784,309	46,996,879
Total U.S. Government Agency Issues (Cost $5,853,596,783)		6,041,142,100	16.3%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (Callable 10/25/2021) (6)	9,686	9,694
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2021)	454,300	322,231
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.426%, 11/25/2035 (1 Month LIBOR USD + 0.680%)(Callable 10/25/2021) (3)	347,072	346,904
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	19,592,750	19,799,408
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 05/25/2023) (2)	19,448,004	19,563,366
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A2, 0.251%, 03/25/2036 (1 Month LIBOR USD + 0.330%)(Callable 10/25/2021) (3)	5,273,670	5,238,977
Series 2006-HE6, Class A1, 0.231%, 11/25/2036 (1 Month LIBOR USD + 0.145%)(Callable 03/25/2022) (3)	15,151,899	14,882,157
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 4.332%, 04/25/2022 (Callable 10/25/2021) (4)(6)	88,085	86,691
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (Callable 10/25/2021) (6)	44,287	44,251
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2021) (6)	202,875	199,712
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 10/28/2021) (7)	1,063,997	1,048,579
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 0.386%, 06/25/2034 (1 Month LIBOR USD + 0.600%)(Callable 10/25/2021) (3)	414,233	418,934
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034 (Callable 10/25/2021)	111,176	109,130
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.817%, 09/25/2036 (Callable 10/25/2021) (4)(6)	638,624	592,337
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 09/25/2022)	9,400	8,515
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (Callable 10/25/2021) (7)	85,843	87,070
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 10/25/2021) (4)	19,927	20,476
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 02/25/2022) (4)	238,663	234,894
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.489%, 11/25/2033 (Callable 10/25/2021) (4)	3,581,587	3,626,103
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (Callable 10/25/2021) (4)	429	430
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (Callable 03/25/2022) (4)	89,076	90,925
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (Callable 10/25/2021) (7)	321	326
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (Callable 10/25/2021)	2,920	2,240
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (Callable 10/25/2021) (6)	37,988	2,957
FirstKey Homes LLC,
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)	128,599,000	128,417,444
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.380%, 09/17/2038 (2)	48,525,000	48,004,011
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 0.231%, 05/25/2036 (1 Month LIBOR USD + 0.290%)(Callable 10/25/2021) (3)	12,588,883	12,370,127
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 10/25/2021)	42	43
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.886%, 06/25/2034 (1 Month LIBOR USD + 0.800%)(Callable 10/25/2021) (3)	262,143	264,460
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	70	70
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (Callable 10/25/2021) (7)	57,122	60,724
Series 2004-5, Class 1A2, 0.786%, 10/25/2034 (1 Month LIBOR USD + 0.700%)(Callable 10/25/2021) (3)	1,410,260	1,406,474
Series 2004-6, Class 1A1, 0.886%, 10/25/2034 (1 Month LIBOR USD + 0.800%)(Callable 10/25/2021) (3)	1,262,334	1,285,963
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.133%, 03/25/2036 (Callable 11/25/2023) (4)	166,485	168,714
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.299%, 07/25/2035 (Callable 10/25/2021) (4)	368,190	383,643
Series 2007-A1, Class 5A2, 2.504%, 07/25/2035 (Callable 10/25/2026) (4)	1,258,752	1,291,984
Series 2007-A1, Class 5A5, 2.504%, 07/25/2035 (Callable 10/25/2026) (4)	1,905,953	1,958,549
Series 2006-A7, Class 2A2, 3.145%, 01/25/2037 (Callable 10/25/2021) (4)	68,017	64,471
Series 2006-A7, Class 2A4R, 3.145%, 01/25/2037 (Callable 10/25/2021) (4)	290,599	271,622
Series 2007-A2, Class 2A3, 3.003%, 04/25/2037 (Callable 10/25/2021) (4)(6)	780,851	699,015
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 1.831%, 12/25/2029 (Callable 10/25/2021) (4)	2,900,475	3,003,679
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (Callable 01/25/2029) (2)(4)	10,251,263	10,558,487
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (Callable 03/25/2029) (2)(4)	24,705,284	24,790,930
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.454%, 09/25/2034 (Callable 05/25/2026) (4)	1,292,948	1,338,908
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2027) (2)(4)	7,415,832	7,902,843
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 01/25/2030) (2)(4)	10,394,247	11,139,811
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (Callable 02/25/2027) (2)(4)	12,193,594	12,976,457
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 10/25/2030) (2)(4)	7,997,915	8,535,457
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (Callable 10/25/2034) (2)(4)	15,634,776	16,333,677
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%, 10/17/2038 (2)	69,425,000	68,887,573
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/15/2021 (Callable 10/25/2021) (6)	6,163	5,794
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034 (Callable 10/25/2021)	32	32
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 02/25/2028) (7)	2,482,525	1,051,310
Starwood Mortgage Residential Trust,
Series 2021-4, Class A1, 1.162%, 08/25/2056 (Callable 09/25/2024) (2)(4)	50,000,000	50,040,210
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.405%, 09/25/2034 (Callable 10/25/2021) (4)	1,133,510	1,158,921
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 10/25/2021) (7)	1,266	1,355
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 0.236%, 04/25/2036 (1 Month LIBOR USD + 0.150%)(Callable 04/25/2026) (3)	6,988,200	6,926,820
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.044%, 10/25/2043 (Callable 10/25/2021) (4)	6,035,882	6,133,411
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.250%, 08/25/2055 (Callable 05/25/2024) (2)(4)	194,519	194,966
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)	1,744,744	1,754,526
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 06/25/2025) (2)(4)	2,756,178	2,795,252
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 04/25/2025) (2)(4)	12,268,670	12,434,324
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2024) (2)(4)	26,182,261	26,688,581
Series 2018-1, Class A1, 3.000%, 01/28/2058 (Callable 06/25/2025) (2)(4)	2,796,849	2,853,874
Series 2019-1, Class A1, 3.705%, 03/25/2058 (Callable 01/25/2026) (2)(4)	34,771,234	36,621,551
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	20,951,791	21,448,185
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(4)	18,151,867	18,814,147
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(4)	87,136,116	90,244,827
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 06/25/2025) (2)(4)	13,283,116	13,383,566
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 09/25/2025) (2)	99,455,137	100,695,114
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2021)	3,745,892	4,069,606
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2021)	1,768,036	1,849,411
Series 2004-AR14, Class A1, 2.749%, 01/25/2035 (Callable 10/25/2021) (4)	4,114,561	4,194,708
Total Non-U.S. Government Agency Issues (Cost $828,307,254)		832,211,934	2.2%
Total Residential Mortgage-Backed Securities (Cost $6,681,904,037)		6,873,354,034	18.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	5,771,912	6,094,003
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K721, Class A2, 3.090%, 08/25/2022 (4)	24,326,173	24,702,406
Series K028, Class A2, 3.111%, 02/25/2023	29,160,000	30,069,340
Series K029, Class A2, 3.320%, 02/25/2023 (4)	16,448,000	17,042,797
Series K723, Class A2, 2.454%, 08/25/2023	27,708,795	28,598,832
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	73,729,809
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	65,361,384
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	89,863,821
Series K053, Class A2, 2.995%, 12/25/2025	13,000,000	14,003,707
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	23,252,280
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	22,812,268
Series K058, Class A2, 2.653%, 08/25/2026	24,865,000	26,608,581
Series K063, Class A2, 3.430%, 01/25/2027 (4)	78,001,857	86,417,126
Series K064, Class A2, 3.224%, 03/25/2027	60,635,903	66,624,226
Series K065, Class A2, 3.243%, 04/25/2027	34,635,000	38,148,544
Series K066, Class A2, 3.117%, 06/25/2027	13,214,000	14,488,689
Series K067, Class A2, 3.194%, 07/25/2027	68,324,045	75,265,112
Series K068, Class A2, 3.244%, 08/25/2027	27,963,000	30,882,161
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	28,095,493
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	28,323,060
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	6,775,042
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,503,647
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	24,547,578
Series K076, Class A2, 3.900%, 04/25/2028	92,070,000	105,763,507
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	78,694,600
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	68,620,664
Series K080, Class A2, 3.926%, 07/25/2028 (4)	42,725,000	49,353,549
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	65,383,583
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	1,164,162
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	12,946,335
Series K-1510, Class A3, 3.794%, 01/25/2034	13,525,000	15,949,734
Total U.S. Government Agency Issues (Cost $1,162,166,359)		1,221,086,040	3.3%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 03/15/2027)	44,535,000	49,013,319
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 10/15/2027)	67,663,000	74,311,912
Series 2019-BN21, Class A5, 2.851%, 10/18/2052 (Callable 09/15/2029)	36,020,000	38,191,451
Series 2020-BN29, Class A4, 1.997%, 11/18/2053 (Callable 11/15/2030)	66,985,000	66,348,810
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)	98,103,000	107,922,375
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)	22,501,000	24,533,801
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)	350,000	382,736
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)	11,050,000	12,244,612
Series 2018-BN12, Class A4, 4.255%, 05/17/2061 (Callable 05/15/2028) (4)	10,010,000	11,436,206
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051 (Callable 08/10/2028)	12,920,000	14,847,504
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 08/15/2030)	56,766,000	55,785,946
Series 2020-B20, Class A5, 2.034%, 10/20/2053 (Callable 10/15/2030)	24,946,000	24,798,594
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 11/15/2030)	9,000,000	8,896,001
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)	40,000,000	41,508,704
Series 2019-B14, Class A5, 3.049%, 12/15/2062 (Callable 11/15/2029)	28,769,000	30,883,815
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%, 08/12/2049 (Callable 08/10/2026)	46,415,000	49,128,760
Series 2017-CD3, Class A4, 3.631%, 02/11/2050 (Callable 01/10/2027)	7,200,000	7,906,308
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,732,980	31,843,263
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)	34,503,388	35,541,381
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 12/10/2023)	6,045,642	6,378,379
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 09/10/2024)	16,838,590	18,101,503
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)	59,202,541	62,839,827
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)	68,175,000	74,710,562
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 08/15/2027)	22,000,000	24,077,024
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045 (Callable 04/15/2022)	5,723,742	5,769,378
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	5,546,808	5,717,480
Series 2012-CR2, Class A4, 3.147%, 08/17/2045 (Callable 07/15/2022)	20,250,536	20,472,525
Series 2013-CR10, Class A3, 3.923%, 08/10/2046 (Callable 07/10/2023)	10,969,762	11,495,983
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047 (Callable 11/10/2023)	6,509,131	6,736,896
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	15,789,828	16,987,131
Series 2013-CR11, Class A3, 3.983%, 08/12/2050 (Callable 08/10/2023)	10,259,020	10,812,149
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%, 10/17/2051	19,875,000	23,060,541
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049 (Callable 01/10/2026)	10,584,456	11,010,439
Series 2017-C6, Class A5, 3.328%, 06/10/2050 (Callable 06/10/2027)	20,800,000	22,663,299
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 03/15/2030)	22,555,000	22,285,147
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045 (Callable 11/10/2022)	37,386,256	38,013,246
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 07/10/2023)	25,500,000	26,965,411
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	18,102,913	18,616,317
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)	3,066,767	3,104,057
Series 2012-LC9, Class A5, 2.840%, 12/17/2047 (Callable 11/15/2022)	9,007,000	9,151,823
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045 (Callable 05/15/2022)	943,846	952,151
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 05/15/2023)	6,835,000	7,109,534
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 09/15/2023)	1,281,905	1,347,656
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 07/15/2023) (4)	21,875,092	22,787,607
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)	3,160,205	3,263,865
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 12/15/2023)	17,276,000	18,446,259
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 07/15/2024)	6,050,004	6,292,115
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 08/15/2024)	5,664,323	5,906,192
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	22,658,000	24,580,855
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 03/15/2025)	16,688,500	17,712,918
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 07/15/2027)	9,000,000	9,830,743
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 08/15/2027)	6,035,000	6,625,369
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.694%, 03/17/2050 (Callable 01/15/2027)	24,380,000	26,744,648
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045 (Callable 07/11/2022)	37,925,000	38,351,698
Series 2012-C6, Class A4, 2.858%, 11/15/2045 (Callable 09/15/2022)	19,353,020	19,613,759
Series 2013-C10, Class A3, 4.101%, 07/17/2046 (Callable 04/15/2023) (4)	6,148,843	6,429,602
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 07/15/2023)	16,211,562	16,950,853
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 05/15/2024)	25,000,000	26,735,688
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 09/15/2025)	11,594,697	12,175,019
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 08/15/2026)	18,082,000	19,093,098
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 09/15/2027)	41,287,079	45,444,399
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 12/15/2024)	12,427,795	12,947,038
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048 (Callable 12/15/2024)	16,248,917	17,006,700
Series 2015-SG1, Class A4, 3.789%, 09/17/2048 (Callable 08/15/2025)	19,699,325	21,116,868
Series 2015-P2, Class A3, 3.541%, 12/15/2048 (Callable 11/15/2025)	46,750,000	49,796,249
Series 2017-C42, Class A4, 3.589%, 12/16/2050	7,315,000	8,053,137
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 08/15/2028)	20,000,000	22,023,168
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 02/15/2027)	14,225,000	15,607,673
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045 (Callable 01/15/2022)	4,790,979	4,799,960
Series 2013-C13, Class ASB, 2.654%, 05/17/2045 (Callable 02/15/2023)	2,253,259	2,285,328
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 12/15/2023)	11,680,780	12,347,465
Series 2014-C21, Class A5, 3.678%, 08/16/2047 (Callable 07/15/2024)	34,719,000	37,169,668
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 09/15/2024)	36,730,000	38,723,264
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	4,237,721	4,420,898
Total Non-U.S. Government Agency Issues (Cost $1,688,348,232)		1,707,186,059	4.6%
Total Commercial Mortgage-Backed Securities (Cost $2,850,514,591)		2,928,272,099	7.9%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%, 08/15/2028	3,227,000	3,370,080
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	12,068,897
Conseco Financial Corp.,
Series 1998-4, Class A5, 6.180%, 04/01/2030 (Callable 10/01/2021)	117,853	118,403
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	37,975,000	38,018,728
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	25,192,000	26,820,565
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	40,550,000	43,418,251
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	47,579,672	47,534,819
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2021)	5,181	5,296
PFS Financing Corp.,
Series 2020-F, Class A, 0.930%, 08/15/2024 (2)	16,750,000	16,840,514
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%, 11/21/2061 (2)	19,086,527	19,137,581
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)	41,651,399	41,911,062
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	26,550,693	26,749,632
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	68,654,950	71,984,234
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	104,383,000	105,775,553
Total Asset Backed Securities (Cost $444,575,056)		453,753,615	1.2%

Common Stock	Shares
Industrials
Valaris Ltd.	13,917	485,425
Total Common Stock (Cost $3,984,823)		485,425	0.0%
Total Long-Term Investments (Cost $35,482,530,747)		36,450,182,842	98.3%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (5)	1,372,206,124	1,372,206,124
Total Short-Term Investment (Cost $1,372,206,124)		1,372,206,124	3.7%
Total Investments (Cost $36,854,736,871)		37,822,388,966	102.0%
Liabilities in Excess of Other Assets		(740,340,848)	(2.0)%
TOTAL NET ASSETS		$37,082,048,118	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $5,868,365,057, which represented 15.83% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$10,927,848,751	$–	$10,927,848,751
Other Government Related Securities	–	99,764,353	–	99,764,353
Corporate Bonds	–	14,817,680,423	–	14,817,680,423
Municipal Bonds	–	349,024,142	–	349,024,142
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	6,041,142,100	–	6,041,142,100
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	832,211,934	–	832,211,934
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,221,086,040	–	1,221,086,040
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,707,186,059	–	1,707,186,059
Asset Backed Securities	–	453,753,615	–	453,753,615
Common Stock	485,425	–	–	485,425
Total Long-Term Investments	485,425	36,449,697,417	–	36,450,182,842
Short-Term Investment
Money Market Mutual Fund	1,372,206,124	–	–	1,372,206,124
Total Short-Term Investment	1,372,206,124	–	–	1,372,206,124
Total Investments	$1,372,691,549	$36,449,697,417	$–	$37,822,388,966

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.